UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2017

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
BALANCED INCOME FUND
September 30, 2017

Principal
Amount
or Shares			Security		Value
			CORPORATE BONDS-47.1%
			Automotive-1.5%
$100	M		O'Reilly Automotive, Inc., 3.55%, 3/15/2026		100,410
			Chemicals-1.6%
100	M		Dow Chemical Co., 3.5%, 10/1/2024		103,287
			Consumer Non-Durables-1.6%
100	M		Newell Brands, Inc., 4.2%, 4/1/2026		105,414
			Energy-4.4%
50	M		BP Capital Markets, PLC, 3.216%, 11/28/2023		51,262
100	M		Magellan Midstream Partners, LP, 5%, 3/1/2026		111,454
100	M		Valero Energy Corp., 6.625%, 6/15/2037		126,551
					289,267
			Financial Services-3.2%
100	M		American International Group, Inc., 3.75%, 7/10/2025		103,439
100	M		General Motors Financial Co., Inc., 5.25%, 3/1/2026		108,737
					212,176
			Financials-12.9%
100	M		Bank of America Corp., 4.1%, 7/24/2023		106,619
100	M		Citigroup, Inc., 3.7%, 1/12/2026		102,709
50	M		Deutsche Bank AG, 3.7%, 5/30/2024		50,796
50	M		Goldman Sachs Group, Inc., 3.625%, 1/22/2023		51,868
150	M		JPMorgan Chase & Co., 6.4%, 5/15/2038		200,234
100	M		Morgan Stanley, 4%, 7/23/2025		105,533
50	M		U.S. Bancorp, 3.6%, 9/11/2024		52,060
50	M		Visa, Inc., 3.15%, 12/14/2025		51,279
100	M		Wells Fargo & Co., 5.606%, 1/15/2044		121,315
					842,413
			Food/Beverage/Tobacco-1.5%
100	M		PepsiCo, Inc., 3.45%, 10/6/2046		95,135
			Information Technology-2.3%
100	M		Microsoft Corp., 3.7%, 8/8/2046		101,110
50	M		Oracle Corp., 2.65%, 7/15/2026		49,171
					150,281
			Real Estate-9.3%
100	M		Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028		102,059
100	M		Boston Properties, LP, 2.75%, 10/1/2026		94,524
50	M		Essex Portfolio, LP, 3.875%, 5/1/2024		52,059
50	M		Prologis, LP, 3.75%, 11/1/2025		52,413
150	M		Realty Income Corp., 3.25%, 10/15/2022		153,718
50	M		Simon Property Group, LP, 3.375%, 10/1/2024		51,193
100	M		Welltower, Inc., 4%, 6/1/2025		104,419
					610,385
			Retail-General Merchandise-2.4%
			Amazon.com, Inc.:
50	M		4.8%, 12/5/2034		56,803
100	M		4.05%, 8/22/2047	(a)	102,352
					159,155
			Telecommunications-1.5%
100	M		Verizon Communications, Inc., 4.272%, 1/15/2036		98,549
			Transportation-3.3%
100	M		Cummins, Inc., 4.875%, 10/1/2043		115,095
100	M		Southwest Airlines Co., 3%, 11/15/2026		97,866
					212,961
			Utilities-1.6%
50	M		Dominion Resources, Inc., 3.9%, 10/1/2025		52,203
50	M		Oklahoma Gas & Electric Co., 4%, 12/15/2044		50,203
					102,406
Total Value of Corporate Bonds (cost $3,061,932)					3,081,839
			COMMON STOCKS-39.1%
			Consumer Discretionary-4.0%
600			Acushnet Holdings Corp.		10,656
84			Adient, PLC		7,055
600			Coach, Inc.		24,168
1,100			DSW, Inc. - Class "A"		23,628
550			Ford Motor Co.		6,583
300			HSN, Inc.		11,715
600			L Brands, Inc.		24,966
100			Newell Brands, Inc.		4,267
500			Nordstrom, Inc.		23,575
1,200			Regal Entertainment Group - Class "A"		19,200
550			Tupperware Brands Corp.		34,001
100			Whirlpool Corp.		18,444
400			Williams-Sonoma, Inc.		19,944
300			Wyndham Worldwide Corp.		31,623
					259,825
			Consumer Staples-5.5%
950			Altria Group, Inc.		60,249
800			B&G Foods, Inc.		25,480
600			Coca-Cola Co.		27,006
1,226			Koninklijke Ahold Delhaize NV (ADR)		22,889
300			Nu Skin Enterprises, Inc. - Class "A"		18,444
500			PepsiCo, Inc.		55,715
650			Philip Morris International, Inc.		72,157
250			Procter & Gamble Co.		22,745
500			Sysco Corp.		26,975
400			Wal-Mart Stores, Inc.		31,256

					362,916
			Energy-2.0%
100			Chevron Corp.		11,750
200			ExxonMobil Corp.		16,396
500			Marathon Petroleum Corp.		28,040
100			Occidental Petroleum Corp.		6,421
500			PBF Energy, Inc. - Class "A"		13,805
100			Phillips 66		9,161
300			Royal Dutch Shell, PLC - Class "A" (ADR)		18,174
100			Schlumberger, Ltd.		6,976
600			Suncor Energy, Inc.		21,018
					131,741
			Financials-4.9%
300			Ameriprise Financial, Inc.		44,553
500			Berkshire Hills Bancorp, Inc.		19,375
45		*	Brighthouse Financial, Inc.		2,736
200			Chubb, Ltd.		28,510
500			Discover Financial Services		32,240
500			Hamilton Lane, Inc. - Class "A"		13,425
500			JPMorgan Chase & Co.		47,755
500			MetLife, Inc.		25,975
250			PNC Financial Services Group, Inc.		33,693
600			U.S. Bancorp		32,154
1,200			Waddell & Reed Financial, Inc. - Class "A"		24,084
350			Wells Fargo & Co.		19,303
					323,803
			Health Care-5.4%
850			Abbott Laboratories		45,356
800			AbbVie, Inc.		71,088
1,000			GlaxoSmithKline, PLC (ADR)		40,600
500			Johnson & Johnson		65,005
800			Koninklijke Philips NV (ADR)		32,960
550			Merck & Co., Inc.		35,216
1,700			Pfizer, Inc.		60,690
					350,915
			Industrials-4.9%
300			3M Co.		62,970
1,200			General Electric Co.		29,016
300			Honeywell International, Inc.		42,522
700			Johnson Controls International, PLC		28,203
200			Lockheed Martin Corp.		62,058
600			Mobile Mini, Inc.		20,670
1,800		*	Triton International, Ltd.		59,904
150			United Technologies Corp.		17,412
					322,755
			Information Technology-5.6%
500			Apple, Inc.		77,060
1,350			Cisco Systems, Inc.		45,400
700			Intel Corp.		26,656
900			Maxim Integrated Products, Inc.		42,939
1,050			Microsoft Corp.		78,215
700			QUALCOMM, Inc.		36,288
1,250			Travelport Worldwide, Ltd.		19,625
500			Western Digital Corp.		43,200
					369,383
			Materials-1.1%
600			International Paper Co.		34,092
150			Praxair, Inc.		20,961
300			RPM International, Inc.		15,402
					70,455
			Real Estate-2.1%
1,700			Brixmor Property Group, Inc. (REIT)		31,960
650			Chesapeake Lodging Trust (REIT)		17,531
942			RLJ Lodging Trust (REIT)		20,724
1,200			Tanger Factory Outlet Centers, Inc. (REIT)		29,304
750			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		16,275
1,400			Whitestone REIT (REIT)		18,270
					134,064
			Telecommunication Services-1.3%
1,150			AT&T, Inc.		45,045
800			Verizon Communications, Inc.		39,592
					84,637
			Utilities-2.3%
400			Black Hills Corp.		27,548
500			Duke Energy Corp.		41,960
600			Exelon Corp.		22,602
800			NiSource, Inc.		20,472
200			SCANA Corp.		9,698
400			WEC Energy Group, Inc.		25,112
					147,392
Total Value of Common Stocks (cost $2,284,692)					2,557,886
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-5.4%
			Fannie Mae:
$203	M		3.5%, 6/1/2046		209,973
95	M		4%, 3/1/2047		100,136
40	M		4.5%, 1/1/2047		42,915
Total Value of Residential Mortgage-Backed Securities (cost $358,767)					353,024
			EXCHANGE TRADED FUNDS-2.5%
1,820			iShares iBoxx USD High Yield Corporate Bond ETF (ETF) (cost $154,357)		161,543
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.5%
$100	M		Federal Home Loan Bank, 1.005%, 10/17/2017 (cost $99,952)		99,959
Total Value of Investments (cost $5,959,700)			95.6%		6,254,251
Other Assets, Less Liabilities			4.4		290,664
Net Assets			100.0%		$ 6,544,915

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2017, the Fund held one 144A security with a value of $102,352 representing 1.6% of the Fund's net assets.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At September 30, 2017, the cost of investments for federal income tax purposes was $5,959,789. Accumulated net unrealized appreciation on investments was
$304,344, consisting of $429,210 gross unrealized appreciation and $124,866 gross unrealized depreciation.

Portfolio of Investments (unaudited)
BALANCED INCOME FUND
September 30, 2017

Futures contracts outstanding at September 30, 2017:

Number of			Value at	Value at	Unrealized
Contracts	Type	Expiration	Trade Date	September 30, 2017	Appreciation
5	5 Year U.S. Treasury Note	Dec. 2017	$118,344	$119,175	$831
19	10 Year U.S. Treasury Note	Dec. 2017	633,164	639,702	6,538
7	U.S. Treasury Long Bond	Dec. 2017	155,250	157,675	2,425
(Premium received $89)					$9,794

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$-	$3,081,839	$-	$3,081,839
Common Stocks	2,557,886	-	-	2,557,886
Residential Mortgage-Backed
Securities	-	353,024	-	353,024
Exchange Traded Funds	161,543	-	-	161,543
Short-Term U.S. Government
Agency Obligations	-	99,959	-	99,959
Total Investments in Securities*	$2,719,429	$3,534,822	$-	$6,254,251

Other Assets
Futures Contracts	$9,883	$-	$-	$9,883

*The Portfolio of Investments provide information on the industry categorization for corporate bonds and commom stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
COVERED CALL STRATEGY FUND
September 30, 2017

Shares		Security		Value
		COMMON STOCKS-101.0%
		Consumer Discretionary-6.9%
400	*	AutoZone, Inc.		$ 238,044
3,100		CBS Corp. - Class "B"		179,800
1,300		Whirlpool Corp.		239,772
				657,616
		Consumer Staples-4.7%
6,700		Mondelez International, Inc.		272,422
2,300		Walgreens Boots Alliance, Inc.		177,606
				450,028
		Energy-10.3%
2,400		Chevron Corp.		282,000
2,200		ExxonMobil Corp.		180,356
5,900		Halliburton Co.		271,577
3,200		Valero Energy Corp.		246,176
				980,109
		Financials-23.6%
3,800		American Express Co.		343,748
17,600		Bank of America Corp.		445,984
800		BlackRock, Inc.		357,672
4,800		JPMorgan Chase & Co.		458,448
8,100		Morgan Stanley		390,177
4,600		U.S. Bancorp		246,514
				2,242,543
		Health Care-13.8%
1,700		Allergan, PLC		348,415
3,500		Bristol-Myers Squibb Co.		223,090
5,000		Medtronic, PLC		388,850
9,700		Pfizer, Inc.		346,290
				1,306,645
		Industrials-17.8%
4,000		Delta Air Lines, Inc.		192,880
800		General Dynamics Corp.		164,464
9,600		General Electric Co.		232,128
3,100		Honeywell International, Inc.		439,394
800		Lockheed Martin Corp.		248,232
1,800		Union Pacific Corp.		208,746
1,700		United Parcel Service, Inc. - Class "B"		204,153
				1,689,997
		Information Technology-16.4%
2,700		Apple, Inc.		416,124
1,100		Broadcom, Ltd.		266,794
6,500		Cisco Systems, Inc.		218,595
8,100		Intel Corp.		308,448
7,200		Oracle Corp.		348,120
				1,558,081
		Materials-7.5%
7,400		DowDuPont, Inc.		512,302
3,500		Nucor Corp.		196,140
				708,442
Total Value of Common Stocks (cost $8,663,596)			101.0%	9,593,461
Excess of Liabilities Over Other Assets			(1.0)	(101,851)
Net Assets			100.0%	$ 9,491,610

*	Non-income producing

At September 30, 2017, the cost of investments for federal income tax purposes was $8,457,752. Accumulated net unrealized appreciation on investments was $856,715, consisting of $1,110,185 gross unrealized appreciation and $253,470 gross unrealized depreciation.

Portfolio of Investments (unaudited)
COVERED CALL STRATEGY FUND
September 30, 2017

	Expiration	Exercise
CALL OPTIONS WRITTEN-2.9%	Date	Price	Contracts	Value
Allergan, PLC	10/20/17	$230.00	16	$352
Allergan, PLC	10/20/17	220.00	1	66
American Express Co.	10/20/17	89.00	38	8,588
Apple, Inc.	10/20/17	155.00	27	5,994
AutoZone, Inc.	10/20/17	570.00	3	9,069
AutoZone, Inc.	12/15/17	600.00	1	2,802
Bank of America Corp.	10/20/17	27.00	59	354
Bank of America Corp.	10/20/17	25.50	117	5,148
BlackRock, Inc.	10/20/17	420.00	2	5,804
BlackRock, Inc.	1/19/18	440.00	1	2,140
BlackRock, Inc.	1/19/18	420.00	5	17,515
Bristol-Myers Squibb Co.	10/20/17	62.50	5	875
Bristol-Myers Squibb Co.	12/15/17	60.00	30	14,250
Broadcom, Ltd.	10/20/17	240.00	11	7,480
CBS Corp.	10/20/17	60.00	2	110
CBS Corp.	12/15/17	67.50	29	957
Chevron Corp.	12/15/17	120.00	1	162
Chevron Corp.	12/15/17	110.00	23	18,906
Cisco Systems, Inc.	11/3/17	33.50	65	3,185
Delta Air Lines, Inc.	10/20/17	49.00	40	3,440
DowDuPont, Inc.	11/17/17	70.00	74	9,694
ExxonMobil Corp.	1/19/18	87.50	17	714
ExxonMobil Corp.	1/19/18	85.00	5	495
General Dynamics Corp.	10/20/17	200.00	7	4,200
General Dynamics Corp.	1/19/18	210.00	1	520
General Electric Co.	10/20/17	25.00	96	1,248
Halliburton Co.	10/20/17	45.00	59	8,850
Honeywell International, Inc.	12/15/17	140.00	31	13,950
Intel Corp.	11/17/17	37.00	81	12,879
JPMorgan Chase & Co.	12/15/17	95.00	48	14,640
Lockheed Martin Corp.	10/20/17	310.00	1	420
Lockheed Martin Corp.	10/20/17	300.00	7	7,840
Medtronic, PLC	10/20/17	80.00	3	93
Medtronic, PLC	10/27/17	83.00	47	329
Mondelez International, Inc.	10/20/17	41.00	67	3,283
Morgan Stanley	10/20/17	48.00	81	9,558
Nucor Corp.	10/20/17	57.50	33	2,079
Nucor Corp.	10/20/17	55.00	2	380
Oracle Corp.	11/17/17	50.00	72	3,600
Pfizer, Inc.	11/17/17	36.00	97	5,238
U.S. Bancorp	11/3/17	54.00	3	249
U.S. Bancorp	11/17/17	55.00	43	2,795
Union Pacific Corp.	12/15/17	105.00	18	21,600

United Parcel Service, Inc.	10/13/17	116.00	16	6,920
United Parcel Service, Inc.	11/3/17	118.00	1	370
Valero Energy Corp.	12/15/17	75.00	2	768
Valero Energy Corp.	12/15/17	70.00	20	15,320
Valero Energy Corp.	12/15/17	67.50	10	9,750
Walgreens Boots Alliance, Inc.	10/20/17	82.50	23	138
Whirlpool Corp.	10/20/17	175.00	13	13,877
Total Value of Call Options Written (premium received $207,652)				$278,994

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$9,593,461	$-	$-	$9,593,461

Liabilities
Call Options Written	$(278,994)	$-	$-	$(278,994)

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
EQUITY INCOME FUND
September 30, 2017

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-94.7%
			Consumer Discretionary-8.4%
17,000			Acushnet Holdings Corp.	$ 301,920
13,200			American Eagle Outfitters, Inc.	188,760
3,400			Big Lots, Inc.	182,138
8,687			CBS Corp. - Class "B"	503,846
7,600			Coach, Inc.	306,128
36,200			Comcast Corp. - Class "A"	1,392,976
4,800			Delphi Automotive, PLC	472,320
42,350			Ford Motor Co.	506,930
7,950			Home Depot, Inc.	1,300,302
8,200			HSN, Inc.	320,210
4,800			L Brands, Inc.	199,728
5,900			McDonald's Corp.	924,412
9,537			Newell Brands, Inc.	406,944
4,500			Oxford Industries, Inc.	285,930
23,500			Regal Entertainment Group - Class "A"	376,000
11,016			Time Warner, Inc.	1,128,589
3,600			Tupperware Brands Corp.	222,552
4,300			Walt Disney Co.	423,851
1,400			Whirlpool Corp.	258,216
7,500			Wyndham Worldwide Corp.	790,575
				10,492,327
			Consumer Staples-9.2%
23,100			Altria Group, Inc.	1,465,002
15,900			B&G Foods, Inc.	506,415
17,800			Coca-Cola Co.	801,178
12,000			CVS Health Corp.	975,840
4,350			Dr. Pepper Snapple Group, Inc.	384,844
6,400			Kimberly-Clark Corp.	753,152
21,282			Koninklijke Ahold Delhaize NV (ADR)	397,335
3,666			Kraft Heinz Co.	284,298
3,400			Molson Coors Brewing Co.	277,576
12,300			PepsiCo, Inc.	1,370,589
16,200			Philip Morris International, Inc.	1,798,362
14,200			Procter & Gamble Co.	1,291,916
14,600			Wal-Mart Stores, Inc.	1,140,844
				11,447,351
			Energy-7.5%
17,200			Chevron Corp.	2,021,000
16,150			ConocoPhillips	808,307
16,500			Devon Energy Corp.	605,715
15,600			ExxonMobil Corp.	1,278,888
5,700			Halliburton Co.	262,371
13,800			Marathon Petroleum Corp.	773,904
17,800			Occidental Petroleum Corp.	1,142,938
15,800			PBF Energy, Inc. - Class "A"	436,238
14,400			Royal Dutch Shell, PLC - Class "A" (ADR)	872,352
7,100			Schlumberger, Ltd.	495,296
20,400			Suncor Energy, Inc.	714,612
				9,411,621
			Financials-18.2%
29,700			AllianceBernstein Holding, LP (MLP)	721,710
9,350			American Express Co.	845,801
7,700			American International Group, Inc.	472,703
4,950			Ameriprise Financial, Inc.	735,124
16,400			Bank of New York Mellon Corp.	869,528
19,850			Berkshire Hills Bancorp, Inc.	769,187
12,767			Chubb, Ltd.	1,819,936
15,600			Citizens Financial Group, Inc.	590,772
9,600			Comerica, Inc.	732,096
12,550			Discover Financial Services	809,224
29,070			Financial Select Sector SPDR Fund (ETF)	751,750
9,400			IBERIABANK Corp.	772,210
13,900			Invesco, Ltd.	487,056
21,000			iShares S&P U.S. Preferred Stock Index Fund (ETF)	815,010
25,900			JPMorgan Chase & Co.	2,473,709
21,100			MetLife, Inc.	1,096,145
9,400			PNC Financial Services Group, Inc.	1,266,838
11,900			Prosperity Bancshares, Inc.	782,187
13,500			SPDR S&P Regional Banking (ETF)	766,260
29,900			Sterling Bancorp	737,035
5,400			Travelers Cos., Inc.	661,608
20,900			U.S. Bancorp	1,120,031
17,400			Waddell & Reed Financial, Inc. - Class "A"	349,218
42,450			Wells Fargo & Co.	2,341,118
				22,786,256
			Health Care-12.3%
18,400			Abbott Laboratories	981,824
16,300			AbbVie, Inc.	1,448,418
8,492			Baxter International, Inc.	532,873
9,000			Gilead Sciences, Inc.	729,180
10,050			GlaxoSmithKline, PLC (ADR)	408,030
19,550			Johnson & Johnson	2,541,696
16,300			Koninklijke Philips NV (ADR)	671,560
10,912			Medtronic, PLC	848,626
33,520			Merck & Co., Inc.	2,146,286
74,585			Pfizer, Inc.	2,662,685
14,400			Phibro Animal Health Corp. - Class "A"	533,520
3,850			Thermo Fisher Scientific, Inc.	728,420
3,100			UnitedHealth Group, Inc.	607,135
8,490			Zoetis, Inc.	541,322
				15,381,575
			Industrials-11.0%
5,500			3M Co.	1,154,450
5,600			A.O. Smith Corp.	332,808
12,400			Eaton Corp., PLC	952,196
3,400			General Dynamics Corp.	698,972
50,230			General Electric Co.	1,214,561
11,800			Honeywell International, Inc.	1,672,532
13,300			Industrial Select Sector SPDR Fund (ETF)	944,300
9,700			Ingersoll-Rand, PLC	864,949
5,850			ITT, Inc.	258,980
24,834			Johnson Controls International, PLC	1,000,562
3,680			Lockheed Martin Corp.	1,141,867
22,000			Schneider National, Inc.	556,600
1,450			Snap-On, Inc.	216,065
23,100			Triton International, Ltd.	768,768
8,500			United Parcel Service, Inc. - Class "B"	1,020,765
8,200			United Technologies Corp.	951,856
				13,750,231
			Information Technology-13.2%
8,790			Apple, Inc.	1,354,715
15,400			Applied Materials, Inc.	802,186
5,450			Automatic Data Processing, Inc.	595,794
3,000			Broadcom, Ltd.	727,620
66,700			Cisco Systems, Inc.	2,243,121
14,200			HP Enterprise Co.	208,882
26,800			HP, Inc.	534,928
34,100			Intel Corp.	1,298,528
11,600			Juniper Networks, Inc.	322,828
3,150			Lam Research Corp.	582,876
10,400			Microchip Technology, Inc.	933,712
35,350			Microsoft Corp.	2,633,222
5,100		*	NXP Semiconductors NV	576,759
11,700			QUALCOMM, Inc.	606,528
8,900			Silicon Motion Technology Corp. (ADR)	427,467
20,800			Symantec Corp.	682,448
7,500			TE Connectivity, Ltd.	622,950
10,900			Technology Select Sector SPDR Fund (ETF)	644,190
8,400			Western Digital Corp.	725,760
				16,524,514
			Materials-5.4%
28,832			DowDuPont, Inc.	1,996,010
5,300			Eastman Chemical Co.	479,597
6,000			FMC Corp.	535,860
13,500			International Paper Co.	767,070
6,300		*	Louisiana-Pacific Corp.	170,604
7,700			LyondellBasell Indst NV - Class "A"	762,685
5,400			Praxair, Inc.	754,596
10,400			Sealed Air Corp.	444,288
15,590			WestRock Co.	884,421
				6,795,131
			Real Estate-2.4%
31,100			Brixmor Property Group, Inc. (REIT)	584,680
16,900			Chesapeake Lodging Trust (REIT)	455,793
2,800			Federal Realty Investment Trust (REIT)	347,788
8,850			iShares U.S. Real Estate ETF (ETF)	706,938
12,000			Sunstone Hotel Investors, Inc. (REIT)	192,840
31,600			Urstadt Biddle Properties, Inc. (REIT) - Class "A"	685,720
				2,973,759
			Telecommunication Services-3.2%
46,760			AT&T, Inc.	1,831,589
43,100			Verizon Communications, Inc.	2,133,019
				3,964,608
			Utilities-3.9%
7,350			American Electric Power Co., Inc.	516,264
19,200			CenterPoint Energy, Inc.	560,832
6,750			Dominion Energy, Inc.	519,277
6,900			Duke Energy Corp.	579,048
24,500			Exelon Corp.	922,915
3,400			NextEra Energy, Inc.	498,270
20,200			PPL Corp.	766,590
8,300			Vectren Corp.	545,891
				4,909,087
Total Value of Common Stocks (cost $78,967,782)				118,436,460
			PREFERRED STOCKS-1.7%
			Financials-.6%
200			Citizens Financial Group, Inc., Series A, 5.5%, 2049	209,000
21,200			JPMorgan Chase & Co., Series Y, 6.125%, 2020	567,100
				776,100
			Health Care-.3%
500			Allergan, PLC, Series A, 5.5%, 2018	368,910
			Real Estate-.8%
11,400			Digital Realty Trust, Inc., (REIT), Series G, 5.875%, 2049	286,824
			Urstadt Biddle Properties, Inc.(REIT):
9,000			Series F, 7.125% 2049	228,330
11,000			Series G, 6.75%, 2049	289,465
8,300			Series H, 6.25%, 2022	214,472
				1,019,091
Total Value of Preferred Stocks (cost $2,226,992)				2,164,101
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.0%
			Federal Home Loan Bank:
$500	M		1.01%, 10/10/2017	499,891
500	M		1.005%, 10/17/2017	499,796
1,000	M		1.015%, 10/19/2017	999,537
500	M		1.025%, 11/9/2017	499,478
Total Value of Short-Term U.S. Government Agency Obligations (cost $2,498,516)				2,498,702
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.8%
1,000	M		U.S. Treasury Bills, 0.935%, 10/26/2017 (cost $999,325)	999,379
Total Value of Investments (cost $84,692,615)			99.2%	124,098,642
Other Assets, Less Liabilities			.8	986,046
Net Assets			100.0%	$ 125,084,688

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
MLP Master Limited Partnership
REIT Real Estate Investment Trust

At September 30, 2017, the cost of investments for federal income tax purposes was $84,751,600. Accumulated net unrealized appreciation on investments was $39,345,738, consisting of $40,822,666 gross unrealized appreciation and $1,476,928 gross unrealized depreciation.

Portfolio of Investments (unaudited)
EQUITY INCOME FUND
September 30, 2017

	Expiration	Exercise
CALL OPTIONS WRITTEN-0.0%	Date	Price	Contracts	Value
General Electric Co.	10/06/17	$24.00	20	$620
Johnson & Johnson	10/06/17	135.00	10	30
PepsiCo, Inc.	10/06/17	115.00	10	140
3M Co.	10/06/17	207.50	2	514
Premium received $3,797				$1,304

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$118,436,460	$-	$-	$118,436,460
Preferred Stocks	2,164,101	-	-	2,164,101
Short-Term U.S. Government
Agency Obligations	-	2,498,702	-	2,498,702
Short-Term U.S. Government
Obligations	-	999,379	-	999,379
Total Investments in Securities*	$120,600,561	$3,498,081	$-	$124,098,642

Liabilities
Call Options Written	$(1,304)	$-	$-	$(1,304)

*The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FUND FOR INCOME
September 30, 2017

Principal
Amount		Security				Value
		CORPORATE BONDS-92.9%
		Aerospace/Defense-1.6%
		Bombardier, Inc.:
$375	M	8.75%, 12/1/2021	(a)			$ 403,875
300	M	7.5%, 3/15/2025	(a)			301,320
		Meccanica Holdings USA, Inc.:
275	M	7.375%, 7/15/2039	(a)			337,563
100	M	6.25%, 1/15/2040	(a)			113,500
525	M	TransDigm, Inc., 6.375%, 6/15/2026				539,112
						1,695,370
		Automotive-4.9%
225	M	Adient Global Holdings, Ltd., 4.875%, 8/15/2026	(a)			231,187
200	M	Allison Transmission, Inc., 5%, 10/1/2024	(a)			208,070
225	M	American Axle & Manufacturing, Inc., 6.25%, 4/1/2025	(a)			230,062
250	M	Asbury Automotive Group, Inc., 6%, 12/15/2024				262,500
225	M	Avis Budget Group, Inc., 6.375%, 4/1/2024	(a)			235,687
175	M	Cooper Standard Automotive, Inc., 5.625%, 11/15/2026	(a)			179,375
150	M	Dana Financing Luxembourg Sarl, 6.5%, 6/1/2026	(a)			162,375
		Dana Holding Corp.:
200	M	6%, 9/15/2023				211,500
250	M	5.5%, 12/15/2024				263,750
450	M	Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023				481,500
		Group 1 Automotive, Inc.:
325	M	5%, 6/1/2022				338,406
200	M	5.25%, 12/15/2023	(a)			203,500
		Hertz Corp.:
250	M	7.625%, 6/1/2022	(a)			258,437
150	M	5.5%, 10/15/2024	(a)			135,750
500	M	LKQ Corp., 4.75%, 5/15/2023				518,805
450	M	Meritor, Inc., 6.25%, 2/15/2024				480,938
425	M	Omega U.S. Sub, LLC, 8.75%, 7/15/2023	(a)			452,625
325	M	ZF North America Capital. Inc., 4.75%, 4/29/2025	(a)			344,094
						5,198,561
		Building Materials-.8%
500	M	Building Materials Corp., 5.375%, 11/15/2024	(a)			533,900
300	M	Griffon Corp., 5.25%, 3/1/2022				306,000
						839,900
		Chemicals-3.2%
275	M	A. Schulman, Inc., 6.875%, 6/1/2023				286,688
175	M	CF Industries, Inc., 4.95%, 6/1/2043				162,750
150	M	CVR Partners, LP, 9.25%, 6/15/2023	(a)			160,312
225	M	Chemours Co., 6.625%, 5/15/2023				240,469
125	M	Evolution Escrow Issurer, LLC, 7.5%, 3/15/2022	(a)			132,344
250	M	Nova Chemicals Corp., 5.25%, 6/1/2027	(a)			253,125
400	M	PolyOne Corp., 5.25%, 3/15/2023				426,000
225	M	PQ Corp., 6.75%, 11/15/2022	(a)			244,688
		Rain CII Carbon, LLC:
232	M	8.25%, 1/15/2021	(a)			240,990
850	M	7.25%, 4/1/2025	(a)			898,875
275	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024	(a)			267,781
25	M	TPC Group, Inc., 8.75%, 12/15/2020	(a)			24,375
75	M	W.R. Grace & Co., 5.625%, 10/1/2024	(a)			82,687
						3,421,084
		Consumer Non-Durables-1.3%
150	M	American Greetings Corp., 7.875%, 2/15/2025	(a)			163,125
175	M	First Quality Finance Co., 5%, 7/1/2025	(a)			180,906
400	M	Kronos Acquisition, Inc., 9%, 8/15/2023	(a)			391,000
		Reynolds Group Holdings, Inc.:
275	M	5.75%, 10/15/2020				280,170
125	M	5.125%, 7/15/2023	(a)			130,606
250	M	Standard Industries, Inc., 5.5%, 2/15/2023	(a)			265,313
						1,411,120
		Energy-12.0%
		Antero Resources Corp.:
125	M	5.375%, 11/1/2021				128,750
50	M	5.125%, 12/1/2022				51,375
50	M	5%, 3/1/2025				51,000
250	M	Baytex Energy Corp., 5.125%, 6/1/2021	(a)			234,375
200	M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022	(a)			208,500
75	M	Callon Petroleum Co., 6.125%, 10/1/2024				78,000
		Carrizo Oil & Gas, Inc.:
125	M	6.25%, 4/15/2023				127,500
75	M	8.25%, 7/15/2025				81,844
325	M	Chesapeake Energy Corp., 8%, 1/15/2025	(a)	(b)		329,062
250	M	Concho Resources, Inc., 5.5%, 4/1/2023				257,262
350	M	CONSOL Energy, Inc., 5.875%, 4/15/2022				355,250
		Consolidated Energy Finance SA:
225	M	6.875%, 6/15/2025	(a)			236,531
200	M	6.75%, 10/15/2019	(a)			203,750
		Continental Resources, Inc.:
200	M	4.5%, 4/15/2023				201,000
275	M	3.8%, 6/1/2024				266,750
50	M	4.9%, 6/1/2044				45,625
125	M	Covey Park Energy, LLC, 7.5%, 5/15/2025	(a)			129,844
		Crestwood Midstream Partners, LP:
250	M	6.25%, 4/1/2023				259,062
200	M	5.75%, 4/1/2025				205,000
275	M	Delek Logistics Partners, LP, 6.75%, 5/15/2025	(a)			278,437
75	M	Diamondback Energy, Inc., 4.75%, 11/1/2024				76,875
225	M	Endeavor Energy Resources, LP, 7%, 8/15/2021	(a)			233,719
400	M	Exterran Partners, LP, 6%, 10/1/2022				391,000
275	M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021				277,062
		Genesis Energy, LP:
200	M	6.75%, 8/1/2022				205,500
100	M	5.625%, 6/15/2024				97,500
175	M	Gulfport Energy Corp., 6.375%, 5/15/2025				177,844
175	M	Hilcorp Energy I, LP, 5.75%, 10/1/2025	(a)			177,844
525	M	Jonah Energy, LLC, 7.25%, 10/15/2025	(a)	(b)		530,250
375	M	Laredo Petroleum, Inc., 5.625%, 1/15/2022				379,687
200	M	Matador Resources Co., 6.875%, 4/15/2023				212,750
250	M	MEG Energy Corp., 6.5%, 1/15/2025	(a)			245,000
		Murphy Oil Corp.:
200	M	4.7%, 12/1/2022				200,500
125	M	6.875%, 8/15/2024				133,593
175	M	5.75%, 8/15/2025				180,670
350	M	Newfield Exploration Co., 5.375%, 1/1/2026				369,688
125	M	NGPL Pipeco, LLC, 4.875%, 8/15/2027	(a)			131,294
250	M	Oasis Petroleum, Inc., 6.875%, 1/15/2023				255,000
		Parsley Energy, LLC:
50	M	6.25%, 6/1/2024	(a)			52,875
275	M	5.25%, 8/15/2025	(a)			280,844
175	M	PDC Energy, Inc., 6.125%, 9/15/2024				183,750
225	M	Precision Drilling Corp., 6.5%, 12/15/2021				228,938
200	M	QEP Resources, Inc., 6.875%, 3/1/2021				211,500
275	M	Range Resources Corp., 4.875%, 5/15/2025				272,250
225	M	Rice Energy, Inc., 6.25%, 5/1/2022				235,406
175	M	Rowan Cos., Inc., 4.875%, 6/1/2022				164,938
100	M	RSP Permian, Inc., 5.25%, 1/15/2025	(a)			102,000
100	M	SESI, LLC, 7.75%, 9/15/2024	(a)			103,750
150	M	SM Energy Co., 5%, 1/15/2024				142,125
		Southwestern Energy Co.:
150	M	6.7%, 1/23/2025				152,625
200	M	7.75%, 10/1/2027				207,750
100	M	Suburban Propane Partners, LP, 5.875%, 3/1/2027				99,500
		Sunoco, LP:
225	M	6.25%, 4/15/2021				236,329
175	M	6.375%, 4/1/2023				186,813
		Targa Resources Partners, LP:
100	M	5.25%, 5/1/2023				102,250
425	M	4.25%, 11/15/2023				423,406
		Tesoro Logistics, LP:
375	M	6.25%, 10/15/2022				400,781
100	M	6.375%, 5/1/2024				109,000
175	M	Unit Corp., 6.625%, 5/15/2021				176,313
		Weatherford Bermuda, PLC:
100	M	4.5%, 4/15/2022				93,500
100	M	6.5%, 8/1/2036				86,250
		Whiting Petroleum Corp.:
100	M	5%, 3/15/2019				100,530
150	M	6.25%, 4/1/2023				148,313
250	M	WPX Energy, Inc., 6%, 1/15/2022				259,688
						12,766,117
		Financials-5.5%
		Ally Financial, Inc.:
150	M	8%, 3/15/2020				169,221
425	M	8%, 11/1/2031				550,332
175	M	Arch Merger Sub, Inc., 8.5%, 9/15/2025	(a)			170,625
275	M	Argos Merger Sub, Inc., 7.125%, 3/15/2023	(a)			215,132
175	M	AssuredPartners, Inc., 7%, 8/15/2025	(a)			179,594
225	M	Credit Suisse Group AG, 7.5%, 12/11/2023	(a)			254,853
375	M	CSTN Merger Sub, Inc., 6.75%, 8/15/2024	(a)			374,531
550	M	DAE Funding, LLC, 5%, 8/1/2024	(a)			565,125
		Icahn Enterprises, LP:
300	M	6.25%, 2/1/2022				313,500
400	M	6.75%, 2/1/2024				423,500
500	M	Intesa Sanpaolo SpA, 5.017%, 6/26/2024	(a)			509,023
		Ladder Capital Finance Holdings, LLLP:
200	M	5.25%, 3/15/2022	(a)			204,500
400	M	5.25%, 10/1/2025	(a)			397,252
375	M	LPL Holdings, Inc., 5.75%, 9/15/2025	(a)			389,700
125	M	Radian Group, Inc., 4.5%, 10/1/2024				127,813
225	M	Royal Bank of Scotland Group, PLC, 8.625%, 8/15/2021				250,031
175	M	Springleaf Finance Corp., 7.75%, 10/1/2021				198,354
500	M	UniCredit SpA, 5.861%, 6/19/2032	(a)			525,284
						5,818,370
		Food/Beverage/Tobacco-1.6%
325	M	Barry Callebault Services SA, 5.5%, 6/15/2023	(a)			354,933
		Lamb Weston Holdings, Inc.:
125	M	4.625%, 11/1/2024	(a)			130,937
100	M	4.875%, 11/1/2026	(a)			105,250
		Pilgrim's Pride Corp.:
25	M	5.75%, 3/15/2025	(a)			25,875
150	M	5.875%, 9/30/2027	(a)			153,563
		Post Holdings, Inc.:
250	M	5.5%, 3/1/2025	(a)			260,000
400	M	5.75%, 3/1/2027	(a)			414,000
225	M	Vector Group, Ltd., 6.125%, 2/1/2025	(a)			233,438
						1,677,996
		Forest Products/Containers-2.4%
675	M	Ardagh Holdings USA, Inc., 7.25%, 5/15/2024	(a)			742,918
400	M	BWAY Holding Co., 7.25%, 4/15/2025	(a)			413,000
125	M	Crown Americas, LLC, 4.25%, 9/30/2026				126,562
125	M	Louisiana-Pacific Corp., 4.875%, 9/15/2024				129,108
		Mercer International, Inc.:
200	M	7.75%, 12/1/2022				213,000
175	M	6.5%, 2/1/2024				182,438
		Owens-Brockway Glass Container, Inc.:
250	M	5.375%, 1/15/2025	(a)			269,375
50	M	6.375%, 8/15/2025	(a)			56,656
325	M	Sealed Air Corp., 6.875%, 7/15/2033	(a)			382,688
						2,515,745
		Gaming/Leisure-2.8%
275	M	CRC Escrow Issuer 5.25% 10/15/2025	(a)	(b)	(c)	275,000
425	M	Golden Nugget, Inc., 8.75%, 10/1/2025	(a)			433,500
		International Game Technology, PLC:
200	M	6.25%, 2/15/2022	(a)			222,100
200	M	6.5%, 2/15/2025	(a)			225,750
500	M	Landry's, Inc., 6.75%, 10/15/2024	(a)			506,875
75	M	Lions Gate Entertainment Corp., 5.875%, 11/1/2024	(a)			79,125
150	M	Regal Entertainment Group, 5.75%, 3/15/2022				155,250
475	M	Scientific Games International, Inc., 7%, 1/1/2022	(a)			505,281
175	M	Silversea Cruise Finance, Ltd., 7.25%, 2/1/2025	(a)			188,125
400	M	Viking Cruises, Ltd., 6.25%, 5/15/2025	(a)			414,500
						3,005,506
		Health Care-8.6%
375	M	Centene Corp., 6.125%, 2/15/2024				406,406
		CHS/Community Health Systems, Inc.:
175	M	7.125%, 7/15/2020				158,594
100	M	5.125%, 8/1/2021				99,000
375	M	6.25%, 3/31/2023				369,844
400	M	DaVita, Inc., 5.125%, 7/15/2024				401,750
		Endo Finance, LLC:
275	M	7.25%, 1/15/2022	(a)			258,500
225	M	6%, 7/15/2023	(a)			186,750
		Fresenius Medical Care U.S. Finance II, Inc.:
150	M	5.625%, 7/31/2019	(a)			159,212
100	M	4.75%, 10/15/2024	(a)			108,387
		HCA, Inc.:
475	M	6.5%, 2/15/2020				518,344
250	M	6.25%, 2/15/2021				271,250
550	M	5.875%, 5/1/2023				599,500
50	M	5.375%, 2/1/2025				52,812
350	M	5.875%, 2/15/2026				376,687
		HealthSouth Corp.:
175	M	5.125%, 3/15/2023				181,729
200	M	5.75%, 11/1/2024				205,625
		LifePoint Health, Inc.:
400	M	5.875%, 12/1/2023				424,120
275	M	5.375%, 5/1/2024				287,031
		Mallinckrodt Finance SB:
275	M	5.75%, 8/1/2022	(a)			270,188
225	M	5.5%, 4/15/2025	(a)			204,188
		Molina Healthcare, Inc.:
400	M	5.375%, 11/15/2022				414,240
250	M	4.875%, 6/15/2025	(a)			247,500
125	M	MPH Operating Partnership, LP, 7.125%, 6/1/2024	(a)			134,688
100	M	RegionalCare Hospital Partners Holdings Inc., 8.25%, 5/1/2023	(a)			105,625
600	M	Tenet Healthcare Corp., 6%, 10/1/2020				640,926
100	M	Universal Health Services, Inc., 5%, 6/1/2026	(a)			105,750
64	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020				65,120
		Valeant Pharmaceuticals International, Inc.:
925	M	6.375%, 10/15/2020	(a)			929,625
50	M	6.5%, 3/15/2022	(a)			53,000
150	M	7%, 3/15/2024	(a)			160,514
650	M	6.125%, 4/15/2025	(a)			572,000
175	M	West Street Merger Sub, Inc., 6.375%, 9/1/2025	(a)			175,000
						9,143,905
		Information Technology-3.9%
300	M	Alliance Data Systems Corp., 5.375%, 8/1/2022	(a)			310,500
250	M	CDW, LLC, 5%, 9/1/2025				263,750
250	M	CommScope Technologies, LLC, 6%, 6/15/2025	(a)			268,437
225	M	Diamond 1 Finance Corp., 6.02%, 6/15/2026	(a)			250,293
350	M	Equinix, Inc., 5.875%, 1/15/2026				385,437
100	M	J2 Cloud Services, LLC, 6%, 7/15/2025	(a)			105,125
		Match Group, Inc.:
275	M	6.75%, 12/15/2022				284,969
125	M	6.375%, 6/1/2024				136,563
79	M	Microsemi Corp., 9.125%, 4/15/2023	(a)			90,554
150	M	MSCI, Inc., 5.75%, 8/15/2025	(a)			164,438
275	M	NXP BV, 3.875%, 9/1/2022	(a)			287,375
175	M	Open Text Corp., 5.625%, 1/15/2023	(a)			184,188
325	M	Rackspace Hosting, Inc., 8.625%, 11/15/2024	(a)			347,620
250	M	Radiate Holdco, LLC, 6.625%, 2/15/2025	(a)			245,000
125	M	Sensata Technologies BV, 5%, 10/1/2025	(a)			132,381
225	M	Solera, LLC, 10.5%, 3/1/2024	(a)			257,276
100	M	Verisign, Inc., 4.75%, 7/15/2027				103,500
325	M	Western Digital Corp., 10.5%, 4/1/2024				382,688
						4,200,094
		Manufacturing-3.4%
375	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023	(a)			393,281
100	M	Boise Cascade Co., 5.625%, 9/1/2024	(a)			105,625
200	M	Brand Energy & Infrastructure Services, Inc., 8.5%, 7/15/2025	(a)			217,000
250	M	Cloud Crane, LLC, 10.125%, 8/1/2024	(a)			278,125
375	M	Gates Global, LLC, 6%, 7/15/2022	(a)			387,187
75	M	GrafTech International, Ltd., 6.375%, 11/15/2020				73,312
425	M	Grinding Media, Inc., 7.375%, 12/15/2023	(a)			462,187
300	M	H&E Equipment Services, Inc., 5.625%, 9/1/2025	(a)			317,250
200	M	Park-Ohio Industries, Inc., 6.625%, 4/15/2027				216,500
		United Rentals, Inc.:
150	M	4.625%, 10/15/2025				152,250
150	M	5.875%, 9/15/2026				163,500
175	M	5.5%, 5/15/2027				187,031
350	M	Wabash National Corp., 5.5%, 10/1/2025	(a)			357,438
300	M	Zekelman Industries, Inc., 9.875%, 6/15/2023	(a)			339,000
						3,649,686
		Media-Broadcasting-1.9%
		Belo Corp.:
100	M	7.75%, 6/1/2027				113,750
25	M	7.25%, 9/15/2027				28,250
325	M	LIN Television Corp., 5.875%, 11/15/2022				340,437
		Nexstar Broadcasting, Inc.:
225	M	6.125%, 2/15/2022	(a)			235,688
200	M	5.625%, 8/1/2024	(a)			207,500
		Sinclair Television Group, Inc.:
375	M	5.375%, 4/1/2021				385,313
125	M	5.125%, 2/15/2027	(a)			122,031
		Sirius XM Radio, Inc.:
200	M	3.875%, 8/1/2022	(a)			205,540
325	M	6%, 7/15/2024	(a)			350,594
						1,989,103
		Media-Cable TV-8.8%
		Altice Financing SA:
325	M	6.625%, 2/15/2023	(a)			345,312
200	M	7.5%, 5/15/2026	(a)			220,500
200	M	Altice Finco SA, 7.625%, 2/15/2025	(a)			211,750
		Altice U.S. Finance I Corp.:
275	M	5.375%, 7/15/2023	(a)			291,500
200	M	5.5%, 5/15/2026	(a)			211,438
100	M	AMC Networks, Inc., 4.75%, 8/1/2025				101,250
175	M	Block Communications, Inc., 6.875%, 2/15/2025	(a)			190,802
225	M	Cable One, Inc., 5.75%, 6/15/2022	(a)			235,687
		CCO Holdings, LLC:
375	M	5.125%, 2/15/2023				388,125
500	M	5.875%, 4/1/2024	(a)			531,875
200	M	5.125%, 5/1/2027	(a)	(b)		203,250
425	M	5.875%, 5/1/2027	(a)			446,250
150	M	5%, 2/1/2028	(a)			150,232
225	M	Cequel Communications Holdings I, LLC, 7.75%, 7/15/2025	(a)			249,750
		Clear Channel Worldwide Holdings, Inc.:
25	M	7.625%, 3/15/2020 - Series "A"				24,750
250	M	7.625%, 3/15/2020 - Series "B"				247,812
100	M	6.5%, 11/15/2022 - Series "A"				103,125
325	M	6.5%, 11/15/2022 - Series "B"				336,375
		CSC Holdings, LLC:
250	M	6.75%, 11/15/2021				276,875
650	M	10.125%, 1/15/2023	(a)			751,563
200	M	6.625%, 10/15/2025	(a)			219,500
200	M	10.875%, 10/15/2025	(a)			247,750
		DISH DBS Corp.:
475	M	7.875%, 9/1/2019				520,125
125	M	5%, 3/15/2023				128,047
250	M	5.875%, 11/15/2024				262,969
100	M	7.75%, 7/1/2026				115,067
250	M	Gray Television, Inc., 5.875%, 7/15/2026	(a)			258,125
150	M	Mediacom Broadband. LLC, 5.5%, 4/15/2021				153,563
525	M	Midcontinent Communications & Finance Corp., 6.875%, 8/15/2023	(a)			568,313
250	M	Netflix, Inc., 5.5%, 2/15/2022				273,750
600	M	Numericable Group SA, 6.25%, 5/15/2024	(a)			635,850
425	M	Virgin Media Finance, PLC, 6.375%, 4/15/2023	(a)			445,719
						9,346,999
		Media-Diversified-1.3%
100	M	E.W. Scripps Co., 5.125%, 5/15/2025	(a)			102,250
225	M	Gannett Co., Inc., 5.125%, 7/15/2020				231,187
300	M	Lamar Media Corp., 5.375%, 1/15/2024				317,250
75	M	LSC Communications, Inc., 8.75%, 10/15/2023	(a)			77,531
225	M	Outdoor Americas Capital, LLC, 5.875%, 3/15/2025				236,531
375	M	Tribune Media Co., 5.875%, 7/15/2022				391,875
						1,356,624
		Metals/Mining-7.9%
475	M	AK Steel Corp., 7%, 3/15/2027				486,281
200	M	Alcoa Nederland Holding BV, 7%, 9/30/2026	(a)			227,500
		Aleris International, Inc.:
260	M	7.875%, 11/1/2020				261,300
75	M	9.5%, 4/1/2021	(a)			80,250
175	M	Alliance Resourse Operating Partners, LP, 7.5%, 5/1/2025	(a)			182,219
		ArcelorMittal SA:
275	M	6.125%, 6/1/2025				317,625
150	M	7.75%, 10/15/2039				180,750
50	M	7.25%, 3/1/2041				59,437
175	M	Big River Steel, LLC, 7.25%, 9/1/2025	(a)			186,112
400	M	Cliffs Natural Resources, Inc., 5.75%, 3/1/2025	(a)			385,500
		Commercial Metals Co.:
250	M	4.875%, 5/15/2023				262,500
175	M	5.375%, 7/15/2027				184,187
250	M	Constellium NV, 8%, 1/15/2023	(a)			265,625
600	M	First Quantum Minerals, Ltd., 7.25%, 5/15/2022	(a)			617,250
		Freeport-McMoRan, Inc.:
250	M	3.1%, 3/15/2020				251,437
250	M	4.55%, 11/14/2024				251,500
200	M	5.45%, 3/15/2043				187,875
		HudBay Minerals, Inc.:
175	M	7.25%, 1/15/2023	(a)			187,250
75	M	7.625%, 1/15/2025	(a)			81,564
175	M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022	(a)			196,437
475	M	Natural Resource Partners, LP, 10.5%, 3/15/2022				504,688
		Novelis, Inc.:
575	M	6.25%, 8/15/2024	(a)			600,990
600	M	5.875%, 9/30/2026	(a)			610,500
125	M	Peabody Energy Corp., 6.375%, 3/31/2025	(a)			128,906
625	M	SunCoke Energy Partners, LP, 7.5%, 6/15/2025	(a)			648,438
		Teck Resources, Ltd.:
125	M	8.5%, 6/1/2024	(a)			143,750
300	M	6%, 8/15/2040				327,000
600	M	TMS International Corp., 7.25%, 8/15/2025	(a)			615,000
						8,431,871
		Real Estate-2.2%
150	M	Communications Sales & Leasing, Inc., 7.125%, 12/15/2024	(a)			127,875
275	M	Dupont Fabros Technology, LP, 5.625%, 6/15/2023				293,480
		Geo Group, Inc.:
100	M	5.125%, 4/1/2023				101,750
225	M	6%, 4/15/2026				237,656
425	M	Iron Mountain, Inc., 5.75%, 8/15/2024				440,406
175	M	Lennar Corp., 4.875%, 12/15/2023				185,719
		MPT Operating Partnership, LP:
50	M	6.375%, 3/1/2024				54,188
125	M	5.25%, 8/1/2026				129,688
200	M	5%, 10/15/2027				205,500
150	M	Realogy Group/Co-Issuer, 5.25%, 12/1/2021	(a)			156,375
225	M	Sabra Health Care, LP, 5.125%, 8/15/2026				231,202
200	M	Starwood Property Trust, Inc., 5%, 12/15/2021				209,250
						2,373,089
		Retail-General Merchandise-2.0%
250	M	1011778 B.C. Unlimited Liability Co., 5%, 10/15/2025	(a)	(b)		254,350
		AmeriGas Partners, LP:
125	M	5.625%, 5/20/2024				132,344
350	M	5.5%, 5/20/2025				361,375
275	M	5.875%, 8/20/2026				287,375
		KFC Holding Co., LLC:
150	M	5%, 6/1/2024	(a)			158,437
275	M	5.25%, 6/1/2026	(a)			291,844
75	M	4.75%, 6/1/2027	(a)			77,437
		L Brands, Inc.:
100	M	6.875%, 11/1/2035				97,500
450	M	6.75%, 7/1/2036				437,535
						2,098,197
		Services-2.1%
275	M	ADT Corp., 3.5%, 7/15/2022				276,375
		AECOM, 5.875%:
275	M	5.875%, 10/15/2024				305,992
225	M	5.125%, 3/15/2027				233,156
375	M	APX Group, Inc., 8.75%, 12/1/2020				387,656
200	M	Aramark Services, Inc., 5.125%, 1/15/2024				212,750
250	M	Cimpress NV, 7%, 4/1/2022	(a)			260,312
325	M	GW Honos Security Corp., 8.75%, 5/15/2025	(a)			347,344
100	M	KAR Auction Services, Inc., 5.125%, 6/1/2025	(a)			104,250
175	M	Monitronics International, Inc., 9.125%, 4/1/2020				156,625
						2,284,460
		Telecommunications-4.0%
125	M	CenturyLink, Inc., 5.8%, 3/15/2022				125,056
		Frontier Communications Corp.:
275	M	6.25%, 9/15/2021				226,792
200	M	11%, 9/15/2025				170,500
200	M	9%, 8/15/2031				156,500
		GCI, Inc.:
350	M	6.75%, 6/1/2021				359,187
450	M	6.875%, 4/15/2025				486,000
225	M	Qwest Corp., 7.25%, 9/15/2025				249,345
375	M	Sprint Capital Corp., 6.875%, 11/15/2028				420,938
600	M	Telecom Italia SpA, 5.303%, 5/30/2024				654,750
350	M	Telesat Canada, 8.875%, 11/15/2024	(a)			395,063
275	M	Wind Acquisition Finance SA, 4.75%, 7/15/2020	(a)			278,696
		Windstream Services, LLC:
125	M	7.75%, 10/1/2021				93,125
100	M	6.375%, 8/1/2023				71,250
		Zayo Group, LLC:
50	M	6.375%, 5/15/2025				54,069
475	M	5.75%, 1/15/2027	(a)			504,688
						4,245,959
		Transportation-1.4%
		Avolon TLB Borrower 1 (U.S.), LLC:
100	M	5.25%, 8/15/2022	(a)			104,375
100	M	5.5%, 2/15/2024	(a)			105,250
175	M	BCD Acquisition, Inc., 9.625%, 9/15/2023	(a)			193,375
		Fly Leasing, Ltd.:
275	M	6.375%, 10/15/2021				288,406
200	M	5.25%, 10/15/2024		(b)	(c)	200,000
225	M	Mobile Mini, Inc., 5.875%, 7/1/2024				236,250
325	M	XPO Logistics, Inc., 6.125%, 9/1/2023	(a)			340,438
						1,468,094
		Utilities-3.9%
		AES Corp.:
200	M	7.375%, 7/1/2021				229,520
175	M	5.5%, 3/15/2024				183,094
150	M	6%, 5/15/2026				162,187
100	M	5.125%, 9/1/2027				102,750
		Avantor, Inc.:
150	M	6%, 10/1/2024	(a)	(b)		153,937
250	M	9%, 10/1/2025	(a)	(b)		256,095
		Calpine Corp.:
250	M	5.375%, 1/15/2023				244,412
225	M	5.75%, 1/15/2025				213,469
225	M	5.25%, 6/1/2026	(a)			225,000
375	M	Cheniere Energy Partners, LP, 5.25%, 10/1/2025	(a)			384,375
		Dynegy, Inc.:
275	M	7.375%, 11/1/2022				287,031
275	M	8%, 1/15/2025	(a)			286,000
212	M	FirstLight Hydro Generation Co., 8.812%, 10/15/2026				221,805
52	M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020				56,255
		NRG Energy, Inc.:
75	M	6.25%, 7/15/2022				79,125
100	M	7.25%, 5/15/2026				107,750
225	M	6.625%, 1/15/2027				236,813
200	M	NRG Yield Operating, LLC, 5%, 9/15/2026				209,000
336	M	NSG Holdings, LLC, 7.75%, 12/15/2025	(a)			365,160
175	M	Targa Resources Partners, LP, 5.125%, 2/1/2025				180,906
						4,184,684
		Waste Management-.5%
325	M	Covanta Holding Corp., 5.875%, 7/1/2025				320,531
175	M	GFL Environmental, Inc., 5.625%, 5/1/2022	(a)			182,875
						503,406
		Wireless Communications-4.9%
150	M	CB Escrow Corp., 8%, 10/15/2025	(a)	(b)		151,500
		Hughes Satellite Systems Corp.:
225	M	6.5%, 6/15/2019				240,187
100	M	5.25%, 8/1/2026				104,375
125	M	6.625%, 8/1/2026				134,062
		Inmarsat Finance, PLC:
150	M	4.875%, 5/15/2022	(a)			153,750
200	M	6.5%, 10/1/2024	(a)			216,000
		Intelsat Jackson Holdings SA:
150	M	5.5%, 8/1/2023				127,875
375	M	8%, 2/15/2024	(a)			404,062
200	M	9.75%, 7/15/2025	(a)			202,500
		Level 3 Financing, Inc.:
100	M	5.125%, 5/1/2023				101,938
75	M	5.25%, 3/15/2026				77,039
400	M	SBA Communications Corp., 4.875%, 9/1/2024				412,500
		Sprint Communications, Inc.:
50	M	7%, 3/1/2020	(a)			54,813
475	M	7%, 8/15/2020				520,182
650	M	6%, 11/15/2022				697,463
450	M	7.875%, 9/15/2023				523,125
		T-Mobile USA, Inc.:
375	M	6%, 3/1/2023				396,094
450	M	6.625%, 4/1/2023				474,759
50	M	6.5%, 1/15/2024				53,400
150	M	6%, 4/15/2024				159,563
						5,205,187
Total Value of Corporate Bonds (cost $95,781,155)						98,831,127
		LOAN PARTICIPATIONS+-5.3%
		Automotive-.9%
499	M	Superior Industries International, Inc., 5.7356%, 3/22/2024				492,480
449	M	Truck Hero, Inc., 5.3261%, 4/21/2024				448,033
						940,513
		Energy-.3%
300	M	Jonah Energy, LLC, 9.75%, 5/12/2021				300,095
		Financials-.3%
359	M	Lightstone Holdco, LLC, 5.735%, 1/30/2024				358,123
		Gaming/Leisure-.7%
500	M	Dorna Sports SL, 3.5%, 4/12/2024		(b)		502,188
215	M	Seminole Hard Rock Entertainment, Inc., 4.0464%, 5/14/2020				216,380
						718,568
		Health Care-.2%
208	M	ExamWorks Group, Inc., 4.485%, 7/27/2023				209,463
		Information Technology-.7%
275	M	DigiCert Holdings, Inc., 5.75%, 9/19/2024		(b)		278,051
500	M	Project Leopard Holdings, Inc., 6.8328%, 6/20/2023				503,855
						781,906
		Metals/Mining-.4%
375	M	Big River Steel, LLC, 6.3328%, 8/15/2023				380,625
68	M	Peabody Energy Corp., 4.735%, 2/8/2022				68,597
						449,222
		Retail-General Merchandise-1.8%
500	M	Bass Pro Group, LLC, 6.235%, 11/4/2023				472,290
491	M	Harbor Freight Tools USA, Inc., 4.485%, 8/18/2023				493,554
925	M	Staples, Inc., 5%, 8/14/2024		(b)		922,109
						1,887,953
Total Value of Loan Participations (cost $5,624,984)						5,645,843
		PASS-THROUGH CERTIFICATES-.7%
		Transportation
743	M	American Airlines 13-2 B PTT, 5.60%, 1/15/2022 (cost $763,580)	(a)			779,958
Total Value of Investments (cost $102,169,719)		98.9%				105,256,928
Other Assets, Less Liabilities		1.1				1,160,957
Net Assets		100.0%				$ 106,417,885

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2017, the Fund held one hundred eighty-seven 144A securities with an aggregate value of
$50,984,962 representing 47.9% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(c)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At September 30, 2017, the Fund
held two securities that were fair valued by the Valuation Committee with an aggregate value of $475,000 representing .4% of the Fund's net assets.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at September 30, 2017.

Summary of Abbreviations:
LLLP Limited Liability Limited Partnership
PTT Pass-Through Trust

At September 30, 2017, the cost of investments for federal income tax purposes was $102,174,220. Accumulated net unrealized appreciation on investments was $3,082,708, consisting of $3,641,609 gross unrealized appreciation and $558,901 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$98,831,127	$-	$98,831,127
Loan Participations	-	5,645,843	-	5,645,843
Pass-Through Certificates	-	779,958		779,958
Total Investments in Securities*	$-	$105,256,928	$-	$105,256,928

*The Portfolio of Investments provides information on the industry categorization for corporate bonds, loan participations and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
September 30, 2017

Principal
Amount		Security		Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-36.0%
		Fannie Mae-26.2%
$2,815	M	3%, 7/1/2021 - 6/1/2046		$ 2,859,826
2,721	M	3.5%, 11/1/2028 - 6/1/2046		2,821,688
1,116	M	4%, 10/1/2035 - 4/1/2047		1,181,506
224	M	4.5%, 11/1/2040 - 8/1/2041		242,635
269	M	5.5%, 7/1/2034 - 10/1/2039		301,405
136	M	9%, 11/1/2026		151,313
				7,558,373
		Freddie Mac-3.8%
136	M	3.5%, 2/1/2046		140,860
784	M	4%, 12/1/2040 - 6/1/2047		826,855
120	M	4.5%, 5/1/2044		128,788
				1,096,503
		Government National Mortgage Association I Program-6.0%
166	M	4%, 8/15/2041		176,101
400	M	4.5%, 12/15/2039 - 6/15/2040		433,761
741	M	5%, 6/15/2033 - 4/15/2040		821,197
173	M	5.5%, 2/15/2033 - 1/15/2036		194,727
87	M	6%, 11/15/2032		97,584
				1,723,370
Total Value of Residential Mortgage-Backed Securities (cost $10,361,850)				10,378,246
		U.S. GOVERNMENT AGENCY OBLIGATIONS-24.0%
		Fannie Mae-7.1%
770	M	1.125%, 7/20/2018		768,574
125	M	1.375%, 2/26/2021		123,522
300	M	1.5%, 11/30/2020		298,126
850	M	1.625%, 11/27/2018		851,203
		Federal Farm Credit Bank-3.0%
550	M	1.7%, 2/6/2019		551,589
300	M	2.125%, 3/6/2019		302,718
200	M	3%, 9/13/2029		198,409
		Federal Home Loan Bank-6.0%
750	M	1.03%, 9/28/2018		747,406
300	M	1.375%, 5/28/2019		299,573
1,000	M	1.625%, 10/7/2021		982,904
		Freddie Mac-7.3%

800	M	0.875%, 3/7/2018		798,897
1,000	M	1.25%, 8/1/2019		995,429
Total Value of U.S. Government Agency Obligations (cost $6,955,868)				6,918,350
		COMMERCIAL MORTGAGE-BACKED SECURITIES-14.8%
		Fannie Mae-9.0%
500	M	2.369%, 7/25/2026		485,288
200	M	2.49935%, 9/25/2026		195,881
470	M	2.995%, 11/1/2022		483,975
600	M	3.34%, 2/1/2027		630,505
300	M	3.4%, 6/1/2031		305,606
500	M	3.84%, 5/1/2018		501,702
				2,602,957
		Federal Home Loan Mortgage Corporation-5.8%
		Multi-Family Structured Pass-Through:
300	M	1.60722%, 5/25/2024	+	300,757
500	M	1.67167%, 8/25/2027	+	500,782
170	M	2.454%, 8/25/2023		170,664
379	M	2.849%, 3/25/2026		379,468
300	M	3.08%, 1/25/2031		301,669
				1,653,340
Total Value of Commercial Mortgage-Backed Securities (cost $4,355,502)				4,256,297
		U.S. GOVERNMENT OBLIGATIONS-14.6%
		U.S. Treasury Bonds:
300	M	2.5%, 2/15/2046		279,064
120	M	2.5%, 5/15/2046		111,511
200	M	2.75%, 8/15/2047		195,691
100	M	4.5%, 2/15/2036		128,664
		U.S. Treasury Notes:
200	M	1.125%, 8/31/2021		194,965
1,095	M	1.375%, 10/31/2020		1,086,081
300	M	1.5%, 3/31/2023		292,102
1,010	M	1.875%, 8/31/2022		1,007,574
300	M	1.875%, 8/31/2024		294,697
630	M	2%, 2/15/2025		621,509
Total Value of U.S. Government Obligations (cost $4,252,169)				4,211,858
		COVERED BONDS-4.3%
		Financial Services
650	M	Canadian Imperial Bank of Commerce, 2.35%, 7/27/2022	(a)	648,523
600	M	Toronto-Dominion Bank, 2.5%, 1/18/2022	(a)	604,096
Total Value of Covered Bonds (cost $1,249,235)				1,252,619
		TAXABLE MUNICIPAL BONDS-3.4%
300	M	New York City, NY Trans. Fin. Auth. Rev., 3.21%, 5/1/2029		296,790
500	M	New York State Urban Dev. Corp. Rev., 3.27%, 3/15/2027		505,900
75	M	Texas State Wtr. Dev. Brd. Rev., 3.7%, 10/15/2047	(b)	75,013
100	M	University of North Carolina at Chapel Hill Rev., 3.326%, 12/1/2038		98,060
Total Value of Taxable Municipal Bonds (cost $977,275)				975,763
		COLLATERALIZED MORTGAGE OBLIGATIONS-1.6%

443	M	Fannie Mae, 4%, 2/25/2025 (cost 477,727)		466,918
		SOVEREIGN BONDS-1.0%
300	M	Ukraine Government Aid Bonds, 1.471%, 9/29/2021 (cost $300,000)		295,179
Total Value of Investments (cost $28,929,626)		99.7%		28,755,230
Other Assets, Less Liabilities		.3		84,662
Net Assets		100.0%		$ 28,839,892

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2017, the Fund held two 144A securities with a value of $1,252,619 representing 4.3% of the
Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at September 30, 2017.

At September 30, 2017, the cost of investments for federal income tax purposes was $28,929,626. Accumulated net unrealized depreciation on investments was $174,396, consisting of $150,844 gross unrealized appreciation and $325,240 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Residential
Mortgage-Backed Securities	$-	$10,378,246	$-	$10,378,246
U.S. Government Agency
Obligations	-	6,918,350	-	6,918,350
Commercial
Mortgage-Backed Securities	-	4,256,297	-	4,256,297
U.S. Government Obligations	-	4,211,858	-	4,211,858
Covered Bonds	-	1,252,619	-	1,252,619
Taxable Municipal Bonds	-	975,763	-	975,763
Collateralized Mortgage
Obligations	-	466,918	-	466,918
Sovereign Bonds	-	295,179	-	295,179
Total Investments in Securities	$-	$28,755,230	$-	$28,755,230

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT CASH MANAGEMENT FUND
September 30, 2017

Principal			Interest
Amount		Security	Rate	*	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-52.8%
		Fannie Mae:
$600	M	10/23/2017	0.95%		$599,652
400	M	11/8/2017	1.02		399,569
700	M	12/1/2017	0.99		698,825
192	M	12/13/2017	1.03		191,599
		Federal Home Loan Bank:
300	M	10/4/2017	1.06		299,973
500	M	11/3/2017	1.06		499,513
865	M	11/10/2017	1.05		863,990
355	M	11/16/2017	1.03		354,532
250	M	11/17/2017	1.03		249,664
250	M	11/24/2017	1.04		249,610
500	M	12/20/2017	1.06		498,826
Total Value of U.S. Government Agency Obligations (cost $4,905,753)					4,905,753
		VARIABLE AND FLOATING RATE NOTES-11.3%
		Federal Home Loan Bank:
400	M	10/20/2017	0.93		400,000
400	M	1/26/2018	1.04		399,983
250	M	2/26/2018	1.16		250,039
Total Value of Variable and Floating Rate Notes (cost $1,050,022)					1,050,022
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-35.0%
		U.S. Treasury Bills:
700	M	10/19/2017	0.93		699,674
350	M	11/2/2017	0.94		349,708
700	M	11/2/2017	1.06		699,339
600	M	11/16/2017	0.95		599,270
400	M	11/16/2017	1.01		399,482
500	M	12/14/2017	1.02		498,949
Total Value of Short-Term U.S. Government Obligations (cost $3,246,422)					3,246,422
Total Value of Investments (cost $9,202,197)**		99.1%			9,202,197
Other Assets, Less Liabilities		.9			85,080
Net Assets		100.0%			$9,287,277

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at September 30, 2017.

**	Aggregate cost for federal income tax purposes is the same.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obigations	$-	$4,905,753	$-	$4,905,753
Variable and Floating Rate Notes:
U.S. Government Agency Obligations	-	1,050,022	-	1,050,022
Short-Term U.S. Government
Obligations	-	3,246,422	-	3,246,422
Total Investments in Securities	$-	$9,202,197	$-	$9,202,197

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
September 30, 2017

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-97.2%
			Consumer Discretionary-14.2%
105,700			Acushnet Holdings Corp.	$1,877,232
10,757			Adient, PLC	903,480
53,700			Aramark Holdings Corp.	2,180,757
87,500			Big Lots, Inc.	4,687,375
58,700			BorgWarner, Inc.	3,007,201
107,600			CBS Corp. - Class "B"	6,240,800
57,700			Coach, Inc.	2,324,156
26,600			Delphi Automotive, PLC	2,617,440
128,800			DSW, Inc. - Class "A"	2,766,624
66,800			Ford Motor Co.	799,596
48,000			Home Depot, Inc.	7,850,880
25,700			HSN, Inc.	1,003,585
68,600			L Brands, Inc.	2,854,446
13,600			Lear Corp.	2,353,888
61,400			Magna International, Inc.	3,277,532
80,600		*	Michaels Cos., Inc.	1,730,482
83,715			Newell Brands, Inc.	3,572,119
38,200			Oxford Industries, Inc.	2,427,228
33,400			Penske Automotive Group, Inc.	1,588,838
5,900			Ross Stores, Inc.	380,963
47,500		*	Select Comfort Corp.	1,474,875
77,800			Tupperware Brands Corp.	4,809,596
42,700			Walt Disney Co.	4,208,939
17,400			Whirlpool Corp.	3,209,256
1,100			Williams-Sonoma, Inc.	54,846
38,100			Wyndham Worldwide Corp.	4,016,121
				72,218,255
			Consumer Staples-9.3%
129,100			Altria Group, Inc.	8,187,522
95,300			B&G Foods, Inc.	3,035,305
96,178			Coca-Cola Co.	4,328,972
77,400			CVS Health Corp.	6,294,168
169,979			Koninklijke Ahold Delhaize NV (ADR)	3,173,508
40,300			Nu Skin Enterprises, Inc. - Class "A"	2,477,644
44,100			PepsiCo, Inc.	4,914,063
78,700			Philip Morris International, Inc.	8,736,487
28,000			Procter & Gamble Co.	2,547,440
42,650			Wal-Mart Stores, Inc.	3,332,671
				47,027,780
			Energy-5.9%
36,900			Anadarko Petroleum Corp.	1,802,565
9,300			Chevron Corp.	1,092,750
61,400			ConocoPhillips	3,073,070
46,900			Devon Energy Corp.	1,721,699
53,400			ExxonMobil Corp.	4,377,732
26,700			Hess Corp.	1,251,963
80,222			Marathon Oil Corp.	1,087,810
103,722			Marathon Petroleum Corp.	5,816,730
26,700			Occidental Petroleum Corp.	1,714,407
26,600			PBF Energy, Inc. - Class "A"	734,426
30,650			Phillips 66	2,807,847
12,900			Schlumberger, Ltd.	899,904
101,907			Suncor Energy, Inc.	3,569,802
				29,950,705
			Financials-16.1%
73,606			American Express Co.	6,658,399
45,800			American International Group, Inc.	2,811,662
42,200			Ameriprise Financial, Inc.	6,267,122
5,863		*	Brighthouse Financial, Inc.	356,470
34,400			Chubb, Ltd.	4,903,720
144,000			Citizens Financial Group, Inc.	5,453,280
20,500			Comerica, Inc.	1,563,330
87,443			Discover Financial Services	5,638,325
147,700			Financial Select Sector SPDR Fund (ETF)	3,819,522
38,700			Hamilton Lane, Inc. - Class "A"	1,039,095
47,900			IBERIABANK Corp.	3,934,985
14,800			iShares Russell 2000 ETF (ETF)	2,193,064
115,388			JPMorgan Chase & Co.	11,020,708
64,500			MetLife, Inc.	3,350,775
15,000			Morgan Stanley	722,550
40,100			PNC Financial Services Group, Inc.	5,404,277
67,200			SPDR S&P Regional Banking (ETF)	3,814,272
134,600			Sterling Bancorp	3,317,890
94,800			U.S. Bancorp	5,080,332
76,567			Wells Fargo & Co.	4,222,670
				81,572,448
			Health Care-15.5%
114,300			Abbott Laboratories	6,099,048
89,400			AbbVie, Inc.	7,944,084
5,300			Allergan, PLC	1,086,235
50,900		*	AMN Healthcare Services, Inc.	2,326,130
45,039			Baxter International, Inc.	2,826,197
25,100		*	Centene Corp.	2,428,927
58,400			Gilead Sciences, Inc.	4,731,568
24,000			Hill-Rom Holdings, Inc.	1,776,000
72,275			Johnson & Johnson	9,396,473
53,300			Koninklijke Philips NV (ADR)	2,195,960
2,512		*	Mallinckrodt, PLC	93,873
33,512			Medtronic, PLC	2,606,228
87,443			Merck & Co., Inc.	5,598,975
233,493			Pfizer, Inc.	8,335,700
80,200			Phibro Animal Health Corp. - Class "A"	2,971,410
17,159			Shire, PLC (ADR)	2,627,729
53,443			Thermo Fisher Scientific, Inc.	10,111,416
31,500		*	VWR Corp.	1,042,965
69,572			Zoetis, Inc.	4,435,911
				78,634,829
			Industrials-11.0%
33,294			3M Co.	6,988,411
16,300			Apogee Enterprises, Inc.	786,638
60,300		*	Gardner Denver Holdings, Inc.	1,659,456
140,896			General Electric Co.	3,406,865
56,000			Honeywell International, Inc.	7,937,440
14,700			Ingersoll-Rand, PLC	1,310,799
136,076			Johnson Controls International, PLC	5,482,502
5,400			Lockheed Martin Corp.	1,675,566
21,000			ManpowerGroup, Inc.	2,474,220
91,200			Masco Corp.	3,557,712
17,000		*	MasTec, Inc.	788,800
29,900			Owens Corning	2,312,765
115,800			Schneider National, Inc. - Class "B"	2,929,740
17,400			Snap-On, Inc.	2,592,774
12,100			Stanley Black & Decker, Inc.	1,826,737
157,800		*	Triton International, Ltd.	5,251,584
40,200			United Technologies Corp.	4,666,416
				55,648,425
			Information Technology-17.8%
82,800			Apple, Inc.	12,761,136
87,100			Applied Materials, Inc.	4,537,039
106,200		*	ARRIS International, PLC	3,025,638
11,100			Belden, Inc.	893,883
16,300			Broadcom, Ltd.	3,953,402
241,900			Cisco Systems, Inc.	8,135,097
28,243		*	Dell Technologies, Inc. - Class "V"	2,180,642
9,784			DXC Technology Co.	840,250
67,200		*	eBay, Inc.	2,584,512
21,800		*	FleetCor Technologies, Inc.	3,373,986
157,000			Intel Corp.	5,978,560
20,200			Methode Electronics, Inc.	855,470
168,100			Microsoft Corp.	12,521,769
62,400			NetApp, Inc.	2,730,624
33,600		*	NXP Semiconductors NV	3,799,824
94,100			Oracle Corp.	4,549,735
86,088			QUALCOMM, Inc.	4,462,802
106,960			Symantec Corp.	3,509,358
22,900			TE Connectivity, Ltd.	1,902,074
22,600		*	Tech Data Corp.	2,008,010
84,500			Travelport Worldwide, Ltd.	1,326,650
52,165			Western Digital Corp.	4,507,056
				90,437,517
			Materials-2.4%
800			Eastman Chemical Co.	72,392
74,300			International Paper Co.	4,221,726
16,100			Praxair, Inc.	2,249,814
36,050			RPM International, Inc.	1,850,807
53,200			Sealed Air Corp.	2,272,704
21,600			Trinseo SA	1,449,360
				12,116,803
			Real Estate-1.8%
194,900			Brixmor Property Group, Inc. (REIT)	3,664,120
20,301			Real Estate Select Sector SPDR Fund (ETF)	654,504
104,700			Tanger Factory Outlet Centers, Inc. (REIT)	2,556,774
99,800			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	2,165,660
				9,041,058
			Telecommunication Services-2.2%
142,600			AT&T, Inc.	5,585,642
114,300			Verizon Communications, Inc.	5,656,707
				11,242,349
			Utilities-1.0%
121,100			Exelon Corp.	4,561,837
21,900			NiSource, Inc.	560,421
				5,122,258
Total Value of Common Stocks (cost $287,415,296)				493,012,427
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.0%
			Federal Home Loan Bank:
$500	M		1.005%, 10/17/2017	499,796
1,000	M		1.015%, 10/19/2017	999,537
1,500	M		1.02%, 10/20/2017	1,499,265
3,000	M		1.02%, 10/30/2017	2,997,714
4,000	M		1.025%, 11/9/2017	3,995,820
Total Value of Short-Term U.S. Government Agency Obligations (cost $9,991,266)				9,992,132
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.4%
2,000	M		U.S. Treasury Bills, 0.935%, 10/26/2017 (cost $1,998,649)	1,998,758
Total Value of Investments (cost $297,405,211)			99.6%	505,003,317
Other Assets, Less Liabilities			.4	1,821,955
Net Assets			100.0%	$506,825,272

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At September 30, 2017, the cost of investments for federal income tax purposes was $298,783,633. Accumulated net unrealized appreciation on investments was $206,219,684, consisting of $215,160,628 gross unrealized appreciation and $8,940,944 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$493,012,427	$-	$-	$493,012,427
Short-Term U.S. Government
Agency Obligations	-	9,992,132	-	9,992,132
Short-Term U.S. Government
Obligations	-	1,998,758	-	1,998,758
Total Investments in Securities*	$493,012,427	$11,990,890	$-	$505,003,317

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
September 30, 2017

Shares			Security		Value
			COMMON STOCKS-96.6%
			United Kingdom-14.8%
103,986			British American Tobacco, PLC		$6,510,011
25,286			DCC, PLC		2,454,836
81,819			Diageo, PLC		2,689,402
605,718			Domino's Pizza Group, PLC		2,517,771
58,929			Reckitt Benckiser Group, PLC		5,379,866
146,503			RELX NV		3,118,448
					22,670,334
			United States-13.9%
19,541			Accenture, PLC - Class "A"		2,639,403
48,781			Mastercard, Inc. - Class "A"		6,887,877
44,757			Philip Morris International, Inc.		4,968,475
1,990		*	Priceline Group, Inc.		3,643,332
30,414			Visa, Inc. - Class "A"		3,200,769
					21,339,856
			India-8.6%
281,192			HDFC Bank, Ltd.		7,773,245
203,389			Housing Development Finance Corp., Ltd.		5,424,589
					13,197,834
			Canada-6.8%
95,544			Alimentation Couche-Tard, Inc. - Class "B"		4,357,005
37,690			Canadian National Railway Co.		3,122,735
5,484			Constellation Software, Inc.		2,991,928
					10,471,668
			Switzerland-5.9%
52,373			Nestle SA		4,386,276
11,454			Roche Holding AG - Genusscheine		2,923,973
97,328			UBS Group AG		1,663,426
					8,973,675
			France-5.7%
14,443			Essilor International SA		1,788,092
7,324			L'Oreal SA		1,557,248
7,228			LVMH Moet Hennessy Louis Vuitton SE		1,994,299
12,188			Sodexo SA		1,519,719
12,759			Teleperformance		1,904,576
					8,763,934
			Japan-5.1%
13,122			Daito Trust Construction Co., Ltd.		2,390,589
3,400			Keyence Corp.		1,805,377
16,800			Shimano, Inc.		2,238,009
57,689			Unicharm Corp.		1,320,656
					7,754,631
			Netherlands-4.7%
120,564			Unilever NV - CVA		7,130,390
			Ireland-4.6%
520,631			Allied Irish Banks, PLC		3,128,955
39,050			Paddy Power Betfair, PLC		3,896,231
					7,025,186
			Spain-4.5%
17,141			Aena SA		3,094,537
79,899			Grifols SA - Class "A"		2,327,751
39,466			Industria de Diseno Textil SA		1,487,263
					6,909,551
			Germany-3.4%
47,267			SAP SE		5,178,086
			China-3.4%
29,745		*	Alibaba Group Holding, Ltd. (ADR)		5,137,259
			Belgium-2.8%
36,421			Anheuser-Busch InBev SA		4,360,533
			South Africa-2.2%
15,839			Naspers, Ltd.		3,416,112
5,478			Novus Holdings, Ltd.		2,642
					3,418,754
			Australia-2.1%
14,181			CSL, Ltd.		1,490,114
36,404			Ramsay Health Care, Ltd.		1,778,424
					3,268,538
			Taiwan-2.0%
80,548			Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)		3,024,577
			Hong Kong-1.7%
60,348			Tencent Holdings, Ltd.		2,597,291
			Israel-1.6%
21,263			Check Point Software Technologies, Inc.		2,424,407
			Brazil-1.5%
340,988			Ambev SA (ADR)		2,247,111
			Mexico-1.3%
21,318			Fomento Economico Mexicana SAB de CV - Class "B" (ADR)		2,036,509
Total Value of Common Stocks (cost $99,153,580)					147,930,124
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.7%
			United States
$2,500	M		Federal Home Loan Bank, 1.015%, 11/6/2017 (cost $2,497,392)		2,497,592
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.3%
			United States
500	M		U.S. Treasury Bills, 0.935%, 10/26/2017 (cost $499,662)		499,690
Total Value of Investments (cost $102,150,634)				98.6%	150,927,406
Other Assets, Less Liabilities				1.4	2,181,569
Net Assets				100.0%	$153,108,975

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts

At September 30, 2017, the cost of investments for federal income tax purposes was $102,476,911. Accumulated net unrealized appreciation on investments was $48,450,495, consisting of $49,180,128 gross unrealized appreciation and $729,633 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$22,670,334	$-	$-	$22,670,334
United States	21,339,856	-	-	21,339,856
India	13,197,834	-	-	13,197,834
Canada	10,471,668	-	-	10,471,668
Switzerland	8,973,675	-	-	8,973,675
France	8,763,934	-	-	8,763,934
Japan	7,754,631	-	-	7,754,631
Netherlands	7,130,390	-	-	7,130,390
Ireland	7,025,186	-	-	7,025,186
Spain	6,909,551	-	-	6,909,551
Germany	5,178,086	-	-	5,178,086
China	5,137,259	-	-	5,137,259
Belgium	4,360,533	-	-	4,360,533
South Africa	3,418,754	-	-	3,418,754
Australia	3,268,538	-	-	3,268,538
Taiwan	3,024,577	-	-	3,024,577
Hong Kong	2,597,291	-	-	2,597,291
Israel	2,424,407	-	-	2,424,407
Brazil	2,247,111	-	-	2,247,111
Mexico	2,036,509	-	-	2,036,509
Short-Term U.S. Government
Agency Obligations	-	2,497,592	-	2,497,592
Short-Term U.S. Government
Obligations	-	499,690	-	499,690
Total Investments in Securities	$147,930,124	$2,997,282	$-	$150,927,406

During the period ended September 30, 2017, there were no transfers between Level 1 investments and Level 2 investments that had a material inpact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
September 30, 2017

Principal
Amount		Security			Value
		CORPORATE BONDS-97.0%
		Aerospace/Defense-1.4%
$500	M	Rockwell Collins, Inc., 3.2%, 3/15/2024			$509,974
400	M	Rolls-Royce, PLC, 3.625%, 10/14/2025	(a)		414,415
					924,389
		Automotive-.6%
400	M	O'Reilly Automotive, Inc., 3.55%, 3/15/2026			401,638
		Chemicals-2.7%
300	M	Agrium, Inc., 3.375%, 3/15/2025			302,308
500	M	Dow Chemical Co., 3.5%, 10/1/2024			516,437
400	M	LYB International Finance Co. BV, 3.5%, 3/2/2027			398,646
500	M	LyondellBasell Industries NV, 6%, 11/15/2021			564,581
					1,781,972
		Consumer Non-Durables-.3%
200	M	Newell Brands, Inc., 4.2%, 4/1/2026			210,828
		Energy-11.5%
900	M	BP Capital Markets, PLC, 3.216%, 11/28/2023			922,716
575	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)		622,758
500	M	Continental Resources, Inc., 5%, 9/15/2022			510,000
400	M	DCP Midstream Operating, LP, 2.5%, 12/1/2017			400,290
400	M	Enable Midstream Partners, LP, 4.4%, 3/15/2027			407,611
500	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021			523,004
200	M	EQT Corp., 2.5%, 10/1/2020		(b)	200,884
		Kinder Morgan Energy Partners, LP:
300	M	3.5%, 3/1/2021			307,662
500	M	3.45%, 2/15/2023			506,172
		Magellan Midstream Partners, LP:
500	M	5%, 3/1/2026			557,268
300	M	4.2%, 10/3/2047		(b)	297,627
200	M	Marathon Oil Corp., 3.85%, 6/1/2025			198,933
400	M	Noble Energy, Inc., 3.85%, 1/15/2028			401,618
400	M	ONEOK Partners, LP, 3.375%, 10/1/2022			404,464
400	M	Spectra Energy, LLC, 6.2%, 4/15/2018			408,568
		Valero Energy Corp.:
466	M	9.375%, 3/15/2019			513,236
300	M	6.625%, 6/15/2037			379,653
					7,562,464
		Financial Services-12.4%
200	M	American Express Co., 7%, 3/19/2018			205,009
		American International Group, Inc.:
400	M	3.75%, 7/10/2025			413,758
200	M	4.7%, 7/10/2035			215,343
500	M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024			545,602
400	M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022			419,997
300	M	Brookfield Finance, Inc., 4%, 4/1/2024			311,163
300	M	Compass Bank, 6.4%, 10/1/2017			300,000
500	M	ERAC USA Finance, LLC, 4.5%, 8/16/2021	(a)		534,179
600	M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020			676,132
500	M	GE Capital International Funding Services, Ltd., 4.418%, 11/15/2035			544,733
700	M	General Electric Capital Corp., 4.65%, 10/17/2021			766,973
400	M	General Motors Financial Co., Inc., 5.25%, 3/1/2026			434,948
500	M	International Lease Finance Corp., 8.25%, 12/15/2020			585,507
500	M	Key Bank NA, 3.4%, 5/20/2026			498,504
400	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)		437,244
300	M	National City Corp., 6.875%, 5/15/2019			322,955
600	M	Protective Life Corp., 7.375%, 10/15/2019			658,866
300	M	Prudential Financial, Inc., 7.375%, 6/15/2019			327,290
					8,198,203
		Financials-25.8%
		Bank of America Corp.:
625	M	5%, 5/13/2021			680,626
550	M	4.1%, 7/24/2023			586,406
475	M	5.875%, 2/7/2042			611,042
		Barclays Bank, PLC:
400	M	5.125%, 1/8/2020			425,681
600	M	3.75%, 5/15/2024			623,433
300	M	Capital One Financial Corp., 3.75%, 4/24/2024			310,250
		Citigroup, Inc.:
200	M	8.5%, 5/22/2019			220,733
450	M	4.5%, 1/14/2022			484,559
500	M	3.7%, 1/12/2026			513,545
400	M	3.4%, 5/1/2026			401,605
		Deutsche Bank AG:
300	M	3.375%, 5/12/2021			306,014
400	M	3.7%, 5/30/2024			406,366
		Goldman Sachs Group, Inc.:
200	M	2.35%, 11/15/2021			198,483
600	M	5.75%, 1/24/2022			672,871
300	M	3.625%, 1/22/2023			311,207
300	M	3.272%, 9/29/2025			300,857
500	M	3.5%, 11/16/2026			501,883
700	M	6.125%, 2/15/2033			881,420
		JPMorgan Chase & Co.:
300	M	6%, 1/15/2018			303,831
500	M	4.5%, 1/24/2022			542,075
1,100	M	3.54%, 5/1/2028			1,111,369
300	M	6.4%, 5/15/2038			400,467
		Morgan Stanley:
1,450	M	5.5%, 7/28/2021			1,609,787
300	M	4%, 7/23/2025			316,598
400	M	3.625%, 1/20/2027			405,912
		U.S. Bancorp:
500	M	3.6%, 9/11/2024			520,597
300	M	3.1%, 4/27/2026			298,932
400	M	UBS AG, 4.875%, 8/4/2020			429,394
300	M	UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028	(a)		315,316
500	M	Visa, Inc., 3.15%, 12/14/2025			512,792
		Wells Fargo & Co.:
900	M	3.45%, 2/13/2023			922,835
500	M	4.75%, 12/7/2046			550,281
250	M	Wells Fargo Bank NA, 5.85%, 2/1/2037			313,802
					16,990,969
		Food/Beverage/Tobacco-4.3%
		Anheuser-Busch InBev Finance, Inc.:
400	M	3.65%, 2/1/2026			414,528
400	M	4.9%, 2/1/2046			453,628
400	M	Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022			423,486
550	M	Bunge Limited Finance Corp., 8.5%, 6/15/2019			607,724
440	M	Ingredion, Inc., 4.625%, 11/1/2020			469,824
500	M	PepsiCo, Inc., 3.45%, 10/6/2046			475,676
					2,844,866
		Food/Drug-.6%
400	M	CVS Health Corp., 3.875%, 7/20/2025			417,887
		Forest Products/Containers-.4%
250	M	Rock-Tenn Co., 4.9%, 3/1/2022			272,238
		Health Care-1.8%
300	M	Biogen, Inc., 6.875%, 3/1/2018			306,450
450	M	Express Scripts Holding Co., 4.75%, 11/15/2021			488,696
400	M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022			416,348
					1,211,494
		Information Technology-1.9%
900	M	Diamond 1 Finance Corp., 4.42%, 6/15/2021	(a)		945,713
300	M	Oracle Corp., 2.4%, 9/15/2023			298,548
					1,244,261
		Manufacturing-2.4%
		CRH America, Inc.:
750	M	8.125%, 7/15/2018			786,000
250	M	3.4%, 5/9/2027	(a)		251,636
500	M	Johnson Controls International, PLC, 5%, 3/30/2020			532,771
					1,570,407
		Media-Broadcasting-2.2%
200	M	ABC, Inc., 8.75%, 8/15/2021			241,259
400	M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018	(a)		432,462
700	M	Comcast Corp., 4.25%, 1/15/2033			754,005
					1,427,726
		Media-Diversified-.5%
400	M	Time Warner, Inc., 3.6%, 7/15/2025			402,087
		Metals/Mining-3.1%
500	M	Arconic, Inc., 6.15%, 8/15/2020			547,997
		Glencore Funding, LLC:
400	M	4.125%, 5/30/2023	(a)		416,944
500	M	4.625%, 4/29/2024	(a)		530,750
500	M	Newmont Mining Corp., 5.125%, 10/1/2019			526,409
					2,022,100
		Real Estate-9.0%
400	M	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028			408,234
400	M	Boston Properties, LP, 5.875%, 10/15/2019			427,749
		Digital Realty Trust, LP:
300	M	5.25%, 3/15/2021			326,048
300	M	4.75%, 10/1/2025			325,632
200	M	Duke Realty Corp., 3.25%, 6/30/2026			198,154
400	M	ERP Operating, LP, 3.375%, 6/1/2025			409,036
300	M	Essex Portfolio, LP, 3.875%, 5/1/2024			312,352
200	M	HCP, Inc., 4.25%, 11/15/2023			212,533
		Prologis, LP:
200	M	3.35%, 2/1/2021			207,224
125	M	3.75%, 11/1/2025			131,033
		Realty Income Corp.:
500	M	3.25%, 10/15/2022			512,394
200	M	4.125%, 10/15/2026			207,510
500	M	Simon Property Group, LP, 3.375%, 10/1/2024			511,927
500	M	Tanger Properties, LP, 3.125%, 9/1/2026			470,611
400	M	Ventas Realty, LP, 4.75%, 6/1/2021			428,244
800	M	Welltower, Inc., 4%, 6/1/2025			835,354
					5,924,035
		Retail-General Merchandise-2.3%
		Amazon.com, Inc.:
200	M	3.15%, 8/22/2027	(a)		201,845
400	M	4.8%, 12/5/2034			454,424
200	M	4.05%, 8/22/2047	(a)		204,704
500	M	Home Depot, Inc., 5.875%, 12/16/2036			650,674
					1,511,647
		Telecommunications-2.6%
		AT&T, Inc.:
500	M	4.25%, 3/1/2027			515,613
300	M	5.3%, 8/14/2058			304,527
900	M	Verizon Communications, Inc., 4.272%, 1/15/2036			886,941
					1,707,081
		Transportation-2.4%
400	M	Burlington Northern Santa Fe, LLC, 5.15%, 9/1/2043			477,052
300	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)		327,040
600	M	Southwest Airlines Co., 3%, 11/15/2026			587,197
200	M	Union Pacific Corp., 3.6%, 9/15/2037			202,810
					1,594,099
		Utilities-8.8%
500	M	Duke Energy Progress, Inc., 4.15%, 12/1/2044			534,622
300	M	E.ON International Finance BV, 5.8%, 4/30/2018	(a)		306,778
300	M	Electricite de France SA, 3.625%, 10/13/2025	(a)		308,670
300	M	Entergy Arkansas, Inc., 4.95%, 12/15/2044			311,930
400	M	Exelon Generation Co., LLC, 3.4%, 3/15/2022			410,124
429	M	Great River Energy, 4.478%, 7/1/2030	(a)		463,786
300	M	MidAmerican Energy Co., 3.95%, 8/1/2047			312,746
500	M	Ohio Power Co., 5.375%, 10/1/2021			556,721
450	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044			451,828
400	M	ONEOK, Inc., 7.5%, 9/1/2023			479,716
200	M	Peco Energy Co., 3.7%, 9/15/2047			200,718
193	M	San Diego Gas & Electric Co., 1.914%, 2/1/2022			191,738
604	M	Sempra Energy, 9.8%, 2/15/2019			666,118
500	M	South Carolina Electric & Gas Co., 5.45%, 2/1/2041			589,764
					5,785,259
Total Value of Corporate Bonds (cost $63,659,892)					64,005,650
		PASS-THROUGH CERTIFICATES-.8%
		Transportation
500	M	American Airlines 17-2 AA PTT, 3.35%, 10/15/2029 (cost $500,000)			508,800
Total Value of Investments (cost $64,159,892)		97.8%			64,514,450
Other Assets, Less Liabilities		2.2			1,443,874
Net Assets		100.0%			$65,958,324

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2017, the Fund held sixteen 144A securities with an aggregate value of $6,714,240 representing 10.2% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

At September 30, 2017, the cost of investments for federal income tax purposes was $64,160,580. Accumulated net unrealized appreciation on investments was $353,870, consisting of $1,422,620 gross unrealized appreciation and $1,068,750 gross unrealized depreciation.

Summary of Abbreviations:
	PTT	Pass-Through Trust

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$64,005,650	$-	$64,005,650
Pass-Through Certificates	-	508,800	-	508,800
Total Investments in Securities*	$-	$64,514,450	$-	$64,514,450

*The Portfolio of Investments provides information on the industry categorization for corporate bonds and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
LIMITED DURATION HIGH QUALITY BOND FUND
September 30, 2017

Principal
Amount		Security		Value
		CORPORATE BONDS-77.4%
		Automotive-4.2%
$100	M	BMW U.S. Capital, LLC, 1.85%, 9/15/2021	(a)	$98,302
200	M	O'Reilly Automotive, Inc., 4.625%, 9/15/2021		214,975
				313,277
		Chemicals-1.4%
100	M	Dow Chemical Co., 4.25%, 11/15/2020		105,661
		Energy-1.4%
100	M	BP Capital Markets, PLC, 3.216%, 11/28/2023		102,524
		Financial Services-8.5%
100	M	Ameriprise Financial, Inc., 5.3%, 3/15/2020		107,551
100	M	BlackRock, Inc., 5%, 12/10/2019		106,730
100	M	Protective Life Corp., 7.375%, 10/15/2019		109,811
100	M	Prudential Financial, Inc., 7.375%, 6/15/2019		109,097
100	M	State Street Bank & Trust Co., 5.25%, 10/15/2018		103,462
100	M	UnitedHealth Group, Inc., 2.7%, 7/15/2020		102,030
				638,681
		Financials-29.6%
100	M	Bank of America Corp., 5.65%, 5/1/2018		102,298
100	M	Bank of Montreal, 1.9%, 8/27/2021		98,692
100	M	Bank of New York Mellon Corp., 2.05%, 5/3/2021		99,602
250	M	Bank of Nova Scotia, 1.875%, 9/20/2021	(a)	245,373
100	M	Barclays Bank, PLC, 6.75%, 5/22/2019		107,593
100	M	Capital One Financial Corp., 3.05%, 3/9/2022		101,244
		Citigroup, Inc.:
100	M	6.125%, 11/21/2017		100,600
100	M	2.75%, 4/25/2022		100,586
250	M	Citizens Bank, 2.25%, 3/2/2020		250,472
200	M	Danske Bank A/S, 2.7%, 3/2/2022	(a)	201,220
100	M	Deutsche Bank AG of New York, 2.7%, 7/13/2020		100,472
100	M	Goldman Sachs Group, Inc., 2.3661%, 6/5/2023		100,642
100	M	JPMorgan Chase & Co., 4.5%, 1/24/2022		108,415
200	M	Lloyds Bank, PLC, 3%, 1/11/2022		201,857
200	M	Morgan Stanley, 2.4869%, 1/20/2022		202,910
100	M	Wells Fargo & Co., 3.45%, 2/13/2023		102,537
				2,224,513
		Food/Beverage/Tobacco-8.5%
100	M	Anheuser-Busch InBev Finance, Inc., 1.9%, 2/1/2019		100,291
200	M	Bunge Limited Finance Corp., 8.5%, 6/15/2019		220,990
200	M	Ingredion, Inc., 4.625%, 11/1/2020		213,556
100	M	Mead Johnson Nutrition Co., 3%, 11/15/2020		102,782
				637,619
		Forest Products/Containers-1.4%
100	M	Georgia-Pacific, LLC, 3.163%, 11/15/2021	(a)	102,283
		Health Care-2.7%
100	M	AstraZeneca, PLC, 2.375%, 6/12/2022		99,259
100	M	Gilead Sciences, Inc., 2.55%, 9/1/2020		101,821
				201,080
		Information Technology-2.7%
100	M	Apple, Inc., 2.5%, 2/9/2022		101,385
100	M	QUALCOMM, Inc., 2.6%, 1/30/2023		100,310
				201,695
		Real Estate-6.9%
100	M	American Tower Trust I, 3.07%, 3/15/2023	(a)	100,410
100	M	Boston Properties, LP, 5.875%, 10/15/2019		106,937
100	M	Digital Realty Trust, LP, 2.75%, 2/1/2023		99,681
100	M	Realty Income Corp., 3.25%, 10/15/2022		102,479
100	M	Welltower, Inc., 6.125%, 4/15/2020		109,771
				519,278
		Retail-General Merchandise-1.3%
100	M	Amazon.com, Inc., 2.4%, 2/22/2023	(a)	99,881
		Telecommunications-2.6%
100	M	AT&T, Inc., 2.45%, 6/30/2020		100,777
100	M	Verizon Communications, Inc., 1.75%, 8/15/2021		97,975
				198,752
		Transportation-2.0%
141	M	Heathrow Funding, Ltd., 4.875%, 7/15/2021	(a)	151,386
		Utilities-4.2%
100	M	Arizona Public Service Company, 8.75%, 3/1/2019		109,258
100	M	Ohio Power Co., 6.05%, 5/1/2018		102,527
100	M	Wisconsin Public Service Corp., 1.65%, 12/4/2018		99,871
				311,656
Total Value of Corporate Bonds (cost $5,909,163)				5,808,286
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-11.9%
		Fannie Mae-8.3%
36	M	2.5%, 8/1/2030		36,737
405	M	3%, 8/1/2026 - 4/1/2031		416,638
162	M	3.5%, 12/1/2025 - 12/1/2029		169,719
				623,094
		Freddie Mac-3.6%
263	M	3%, 8/1/2027 - 12/1/2031	(b)	270,116
Total Value of Residential Mortgage-Backed Securities (cost $900,362)				893,210
		U.S. GOVERNMENT OBLIGATIONS-4.8%
		U.S. Treasury Notes:
120	M	1.125%, 7/31/2021		117,098
148	M	1.375%, 4/30/2020		147,286
100	M	1.875%, 7/31/2022		99,795
Total Value of U.S. Government Obligations (cost $365,172)				364,179
		COVERED BONDS-3.3%
250	M	Stadshypotek AB, 1.875%, 10/2/2019 (cost $251,852)	(a)	249,220
		U.S. GOVERNMENT AGENCY OBLIGATIONS-.7%
50	M	Freddie Mac, 1.375%, 5/1/2020 (cost $49,807)		49,746
Total Value of Investments (cost $7,476,356)		98.1%		7,364,641
Other Assets, Less Liabilities		1.9		145,025
Net Assets		100.0%		$7,509,666

(a)	Security exempt from registration under Rule 144A of the Securities
Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of
1933 and may only be sold to qualified institutional investors. At
September 30, 2017, the Fund held eight 144A securities with an aggregate value of $1,248,075 representing 16.6% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

At September 30, 2017, the cost of investments for federal income tax purposes was $7,476,356. Accumulated net unrealized
depreciation on investments was $111,715, consisting of $16,038 gross unrealized appreciation and $127,753 gross unrealized
depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$5,808,286	$-	$5,808,286
Residential
Mortgage-Backed Securities	-	893,210	-	893,210
U.S. Government Obligations	-	364,179	-	364,179
Covered Bonds	-	249,220	-	249,220
U.S. Government Agency
Obligations	-	49,746	-	49,746
Total Investments in Securities*	$-	$7,364,641	$-	$7,364,641

*The Portfolio of Investments provides information on the industry categorization for corporate bonds and covered bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2017. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
September 30, 2017

Shares			Security	Value
			COMMON STOCKS-95.2%
			Consumer Discretionary-20.7%
19,700			Acushnet Holdings Corp.	$349,872
10,100			Aramark Holdings Corp.	410,161
10,400		*	Belmond, Ltd. - Class "A"	141,960
13,400			Big Lots, Inc.	717,838
7,700			BorgWarner, Inc.	394,471
12,600			Coach, Inc.	507,528
6,000			Dana Holding Corp.	167,760
4,100			Delphi Automotive, PLC	403,440
21,100			DSW, Inc. - Class "A"	453,228
11,100		*	Fox Factory Holding Corp.	478,410
7,400		*	Helen of Troy, Ltd.	717,060
5,800			HSN, Inc.	226,490
8,600			L Brands, Inc.	357,846
2,300			Lear Corp.	398,084
9,500		*	LKQ Corp.	341,905
9,800			Magna International, Inc.	523,124
21,500		*	Michaels Cos., Inc.	461,605
9,800			Newell Brands, Inc.	418,166
5,600			Nordstrom, Inc.	264,040
6,200			Oxford Industries, Inc.	393,948
7,700			Penske Automotive Group, Inc.	366,289
1,500			Ralph Lauren Corp.	132,435
1,300			Ross Stores, Inc.	83,941
11,900			Ruth's Hospitality Group, Inc.	249,305
9,900		*	Select Comfort Corp.	307,395
20,300		*	ServiceMaster Holdings, Inc.	948,619
9,600		*	Taylor Morrison Home Corp. - Class "A"	211,680
29,900		*	TRI Pointe Group, Inc.	412,919
12,500			Tupperware Brands Corp.	772,750
2,700			Whirlpool Corp.	497,988
28,400		*	William Lyon Homes - Class "A"	652,916
200			Williams-Sonoma, Inc.	9,972
7,200			Wolverine World Wide, Inc.	207,720
6,100			Wyndham Worldwide Corp.	643,001
				13,623,866
			Consumer Staples-5.4%
16,100			B&G Foods, Inc.	512,785
30,700			Koninklijke Ahold Delhaize NV (ADR)	573,169
1,300			McCormick & Co., Inc.	133,432
6,500			Nu Skin Enterprises, Inc. - Class "A"	399,620
17,300		*	Performance Food Group Co.	488,725
10,400			Pinnacle Foods, Inc.	594,568
6,000			Tootsie Roll Industries, Inc.	228,000
21,700		*	U.S. Foods Holding Corp.	579,390
				3,509,689
			Energy-2.4%
1,800		*	Dril-Quip, Inc.	79,470
4,700			EOG Resources, Inc.	454,678
5,300			EQT Corp.	345,772
5,000			Hess Corp.	234,450
4,700			National Oilwell Varco, Inc.	167,931
10,700			PBF Energy, Inc. - Class "A"	295,427
				1,577,728
			Financials-14.8%
4,500			Ameriprise Financial, Inc.	668,295
13,100			Berkshire Hills Bancorp, Inc.	507,625
29,900			Citizens Financial Group, Inc.	1,132,313
3,900			Comerica, Inc.	297,414
13,700			Discover Financial Services	883,376
23,800			Financial Select Sector SPDR Fund (ETF)	615,468
9,000			First Republic Bank	940,140
5,400			Great Western Bancorp, Inc.	222,912
8,300			IBERIABANK Corp.	681,845
5,300			iShares Core S&P Mid-Cap ETF (ETF)	785,354
4,400			iShares Russell 2000 ETF (ETF)	787,160
7,100			Nasdaq, Inc.	550,747
13,400			SPDR S&P Regional Banking	760,584
26,300			Sterling Bancorp	648,295
13,400			Waddell & Reed Financial, Inc. - Class "A"	268,938
				9,750,466
			Health Care-11.8%
2,050			Allergan, PLC	420,148
6,500		*	AMN Healthcare Services, Inc.	297,050
13,400		*	Centene Corp.	1,296,718
5,900		*	Charles River Laboratories International, Inc.	637,318
4,400			Dentsply Sirona, Inc.	263,164
8,300			Gilead Sciences, Inc.	672,466
9,000			Hill-Rom Holdings, Inc.	666,000
21,000			Phibro Animal Health Corp. - Class "A"	778,050
13,700		*	Prestige Brands, Inc.	686,233
4,400			Quest Diagnostics, Inc.	412,016
6,200			Thermo Fisher Scientific, Inc.	1,173,040
14,300		*	VWR Corp.	473,473
				7,775,676
			Industrials-13.5%
15,500			A.O. Smith Corp.	921,165
9,000			Apogee Enterprises, Inc.	434,340
9,400		*	Atkore International Group Co.	183,394
3,300		*	Dycom Industries, Inc.	283,404
11,600			ESCO Technologies, Inc.	695,420
13,500		*	Gardner Denver Holdings, Inc.	371,520
3,800			Ingersoll-Rand, PLC	338,846
4,900			J. B. Hunt Transport Services, Inc.	544,292
14,800			Korn/Ferry International	583,564
4,400			ManpowerGroup, Inc.	518,408
22,500			Masco Corp.	877,725
3,200		*	MasTec, Inc.	148,480
4,100			Owens Corning	317,135
1,700			Roper Technologies, Inc.	413,780
26,200			Schneider National, Inc.	662,860
2,300			Snap-On, Inc.	342,723
2,900			Stanley Black & Decker, Inc.	437,813
24,500			Triton International, Ltd.	815,360
				8,890,229
			Information Technology-13.8%
13,100		*	ARRIS International, PLC	373,219
2,500			Belden, Inc.	201,325
2,900			Broadcom, Ltd.	703,366
2,000			Cypress Semiconductor Corp.	30,040
5,300		*	Fiserv, Inc.	683,488
4,500		*	FleetCor Technologies, Inc.	696,465
2,900			Juniper Networks, Inc.	80,707
4,100			Lam Research Corp.	758,664
900			Methode Electronics, Inc.	38,115
7,000		*	Microsemi Corp.	360,360
13,100			NetApp, Inc.	573,256
6,200		*	NETGEAR, Inc.	295,120
5,200			Silicon Motion Technology Corp. (ADR)	249,756
15,800			Symantec Corp.	518,398
2,200			TE Connectivity, Ltd.	182,732
4,100		*	Tech Data Corp.	364,285
13,300			Technology Select Sector SPDR Fund (ETF)	786,030
37,600			Travelport Worldwide, Ltd.	590,320
11,000			Western Digital Corp.	950,400
5,900		*	Zebra Technologies Corp. - Class "A"	640,622
				9,076,668
			Materials-6.9%
11,900		*	Berry Global Group, Inc.	674,135
2,200			Eastman Chemical Co.	199,078
11,100		*	Ferro Corp.	247,530
8,900			FMC Corp.	794,859
6,800			Greif, Inc.	398,072
2,300			Praxair, Inc.	321,402
9,500			Sealed Air Corp.	405,840
28,100		*	Summit Materials, Inc. - Class "A"	900,043
8,900			Trinseo SA	597,190
				4,538,149
			Real Estate-3.8%
32,300			Brixmor Property Group, Inc. (REIT)	607,240
8,900			Douglas Emmett, Inc. (REIT)	350,838
3,200			Federal Realty Investment Trust (REIT)	397,472
3,300			Real Estate Select Sector SPDR Fund (ETF)	106,392
21,800			RLJ Lodging Trust (REIT)	479,600
2,800			Sunstone Hotel Investors, Inc. (REIT)	44,996
20,000			Tanger Factory Outlet Centers, Inc. (REIT)	488,400
				2,474,938
			Utilities-2.1%
200			Black Hills Corp.	13,774
4,100			NiSource, Inc.	104,919
8,600			Portland General Electric Co.	392,504
2,200			SCANA Corp.	106,678
11,900			WEC Energy Group, Inc.	747,082
				1,364,957
Total Value of Common Stocks (cost $50,147,045)				62,582,366
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.5%
$1,000	M		Federal Home Loan Bank, 1.015%, 10/19/2017 (cost $999,464)	999,537
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.8%
500	M		U.S. Treasury Bills, 0.935%, 10/26/2017 (cost $499,662)	499,689
Total Value of Investments (cost $51,646,171)			97.5%	64,081,592
Other Assets, Less Liabilities			2.5	1,613,342
Net Assets			100.0%	$65,694,934

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At September 30, 2017, the cost of investments for federal income tax purposes was $51,700,245. Accumulated net unrealized appreciation on investments was $12,381,347, consisting of $13,987,078 gross unrealized appreciation and $1,605,731 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$62,582,366	$-	$-	$62,582,366
Short-Term U.S. Government
Agency Obligations	-	999,537	-	999,537
Short-Term U.S. Government
Obligations	-	499,689	-	499,689
Total Investments in Securities*	$62,582,366	$1,499,226	$-	$64,081,592

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2017. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
REAL ESTATE FUND
September 30, 2017

Shares		Security		Value
		COMMON STOCKS-98.8%
		Apartments REITs-12.3%
1,112		Apartment Investment & Management Co. - Class "A"		$48,772
1,506		AvalonBay Communities, Inc.		268,701
539		Camden Property Trust		49,292
3,464		Equity Residential Properties		228,382
311		Essex Property Trust, Inc.		79,003
1,078		Mid-America Apartment Communities, Inc.		115,217
512		UDR, Inc.		19,471
				808,838
		Diversified REITs-4.3%
266		CoreCivic, Inc.		7,121
164		Digital Realty Trust, Inc.		19,406
1,816		Duke Realty Corp.		52,337
2,148		Forest City Realty Trust, Inc.		54,795
1,903		Vornado Realty Trust		146,303
				279,962
		Health Care REITs-11.5%
4,263		HCP, Inc.		118,639
110		Healthcare Realty Trust, Inc.		3,557
183		Healthcare Trust of America, Inc.		5,453
207		LTC Properties, Inc.		9,725
2,708		Omega Heathcare Investors, Inc.		86,412
1,141	*	Quality Care Properties, Inc.		17,686
3,912		Sabra Health Care REIT, Inc.		85,829
2,637		Senior Housing Properties Trust		51,553
2,833		Ventas, Inc.		184,513
2,701		Welltower, Inc.		189,826
				753,193
		Hotels REITs-2.3%
998		Hospitality Properties Trust		28,433
4,769		Host Hotels & Resorts, Inc.		88,179
1,033		LaSalle Hotel Properties		29,978
515		Sunstone Hotel Investors, Inc.		8,276
				154,866
		Industrial REITs-.1%
205		Liberty Property Trust		8,417
		Infrastructure REITs-4.9%
136		CorEnergy Infrastructure Trust, Inc.		4,808
110		Crown Castle International Corp.		10,998
20,885		Uniti Group, Inc.		306,174
				321,980
		Manufactured Homes REITs-2.4%
1,225		Equity LifeStyle Properties, Inc.		104,223
621		Sun Communities, Inc.		53,207
				157,430
		Office Property REITs-8.7%
543		Alexandria Real Estate Equities, Inc.		64,601
1,852		Boston Properties, Inc.		227,574
293		Brandywine Realty Trust		5,125
953		City Office REIT, Inc.		13,123
1,070		Corporate Office Properties Trust		35,128
304		Douglas Emmett, Inc.		11,984
436		Empire State Realty Trust, Inc. - Class "A"		8,955
1,272	*	Equity Commonwealth		38,669
44		Franklin Street Properties Corp.		467
951		JBG SMITH Properties		32,534
640		Mack-Cali Realty Corp.		15,174
2,624		New York REIT, Inc.		20,598
832		Paramount Group, Inc.		13,312
767		Piedmont Office Realty Trust, Inc. - Class "A"		15,463
353		SL Green Realty Corp.		35,766
1,716		Tier REIT, Inc.		33,119
				571,592
		Real Estate Services-3.2%
7,719	*	Marcus & Millichap, Inc.		208,336
		Regional Malls REITs-26.4%
9,461		CBL & Associates Properties, Inc.		79,378
15,721		GGP, Inc		326,525
4,215		Macerich Co.		231,699
3,668		Pennsylvania REIT		38,477
4,003		Simon Property Group, Inc.		644,523
8,603		Tanger Factory Outlet Centers, Inc.		210,085
3,416		Taubman Centers, Inc.		169,775
3,449		Washington Prime Group, Inc.		28,730
				1,729,192
		Shopping Centers REITs-2.8%
103		Acadia Realty Trust		2,948
1,039		Brixmor Property Group, Inc.		19,533
308		Cedar Realty Trust, Inc.		1,731
4,035		DDR Corp.		36,961
202		Federal Realty Investment Trust		25,090
992		Kimco Realty Corp.		19,394
396		Kite Realty Group Trust		8,019
169		Ramco-Gershenson Properties Trust		2,199
315		Regency Centers Corp.		19,543
3,522		Retail Properties of America, Inc. - Class "A"		46,244
52		Weingarten Realty Investors		1,650
				183,312
		Single Tenant REITs-2.7%
6,171		Select Income REIT		144,525
734		Spirit Realty Capital, Inc.		6,290
843		STORE Capital Corp.		20,965
513		VEREIT, Inc.		4,253
				176,033
		Storage REITs-15.7%
7,147		CubeSmart		185,536
2,161		Extra Space Storage, Inc.		172,707
90		Iron Mountain, Inc.		3,501
2,888		Life Storage, Inc.		236,267
2,017		Public Storage		431,618
				1,029,629
		Student Housing REITs-.3%
452		American Campus Communities, Inc.		19,956
		Warehouse/Industrial REITs-1.2%
81		DCT Industrial Trust, Inc.		4,692
39		EastGroup Properties, Inc.		3,437
194		First Industrial Realty Trust, Inc.		5,837
992		Prologis, Inc.		62,952
				76,918
Total Value of Common Stocks (cost $6,534,340)			98.8%	6,479,654
Other Assets, Less Liabilities			1.2	79,140
Net Assets			100.0%	$6,558,794

*	Non-income producing

Summary of Abbreviations:
	REITs	Real Estate Investment Trusts

At September 30, 2017, the cost of investments for federal income tax purposes was $6,545,426. Accumulated net unrealized depreciation on investments was $65,772, consisting of $397,042 gross unrealized appreciation and $462,814 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,479,654	$-	$-	$6,479,654

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2017. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
September 30, 2017

Shares		Security		Value
		COMMON STOCKS-99.0%
		Consumer Discretionary-15.8%
15,625		Home Depot, Inc.		$2,555,625
9,300		Lear Corp.		1,609,644
10,900		McDonald's Corp.		1,707,812
25,400		Nordstrom, Inc.		1,197,610
12,700		PVH Corp.		1,600,962
14,700		Wyndham Worldwide Corp.		1,549,527
				10,221,180
		Consumer Staples-6.1%
9,472		Procter & Gamble Co.		861,763
31,600		Sysco Corp.		1,704,820
17,700		Wal-Mart Stores, Inc.		1,383,078
				3,949,661
		Energy-1.0%
5,260		Chevron Corp.		618,050
		Financials-10.6%
29,200		Bank of New York Mellon Corp.		1,548,184
15,390		Discover Financial Services		992,347
16,500		JPMorgan Chase & Co.		1,575,915
22,500		SunTrust Banks, Inc.		1,344,825
25,900		U.S. Bancorp		1,387,981
				6,849,252
		Health Care-18.2%
27,500		Baxter International, Inc.		1,725,625
5,300	*	Biogen, Inc.		1,659,536
13,700	*	Celgene Corp.		1,997,734
22,300	*	Centene Corp.		2,157,971
20,800		Merck & Co., Inc.		1,331,824
14,000	*	Varian Medical Systems, Inc.		1,400,840
8,400	*	Waters Corp.		1,507,968
				11,781,498
		Industrials-11.8%
6,400		Boeing Co.		1,626,944
18,100		Eaton Corp., PLC		1,389,899
23,000		Emerson Electric Co.		1,445,320
6,600		Huntington Ingalls Industries, Inc.		1,494,504
9,300		Parker Hannifin Corp.		1,627,686
				7,584,353
		Information Technology-33.0%
18,300	*	Adobe Systems, Inc.		2,729,994
1,600	*	Alphabet, Inc. - Class "A"		1,557,952
9,400		Apple, Inc.		1,448,728
12,400	*	Arista Networks, Inc.		2,351,164
68,100	*	Cadence Design Systems, Inc.		2,687,907
14,400	*	Facebook, Inc. - Class "A"		2,460,528
7,800	*	FleetCor Technologies, Inc.		1,207,206
37,500		NetApp, Inc.		1,641,000
21,000		PayPal Holdings, Inc.		1,344,630
22,700	*	Take-Two Interactive Software, Inc.		2,320,621
14,500		VMware, Inc.		1,583,255
				21,332,985
		Materials-2.5%
15,700		Celanese Corp. - Class "A"		1,637,039
Total Value of Common Stocks (cost $50,586,001)			99.0%	63,974,018
Other Assets, Less Liabilities			1.0	628,572
Net Assets			100.0%	$64,602,590

*	Non-income producing

At September 30, 2017, the cost of investments for federal income tax purposes was $50,586,001. Accumulated net unrealized appreciation on investments was $13,388,017, consisting of $13,722,997 gross unrealized appreciation and $334,980 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$63,974,018	$-	$-	$63,974,018

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2017. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
September 30, 2017

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.3%
			Consumer Discretionary-16.2%
108,000		*	1-800-FLOWERS.COM, Inc.	$1,063,800
57,500			Acushnet Holdings Corp.	1,021,200
10,000			American Eagle Outfitters, Inc.	143,000
77,000		*	Belmond, Ltd.	1,051,050
114,500		*	Century Communities, Inc.	2,828,150
50,100			DSW, Inc. - Class "A"	1,076,148
108,000			Entravision Communications Corp. - Class "A"	615,600
139,000		*	Fox Factory Holding Corp.	5,990,900
13,000		*	Helen of Troy, Ltd.	1,259,700
72,500		*	Live Nation Entertainment, Inc.	3,157,375
32,500		*	LKQ Corp.	1,169,675
40,500		*	Michaels Cos., Inc.	869,535
39,000		*	Motorcar Parts of America, Inc.	1,148,940
34,500			Newell Brands, Inc.	1,472,115
24,500			Oxford Industries, Inc.	1,556,730
29,500			Penske Automotive Group, Inc.	1,403,315
83,000			Regal Entertainment Group - Class "A"	1,328,000
48,500			Ruth's Hospitality Group, Inc.	1,016,075
72,000		*	ServiceMaster Holdings, Inc.	3,364,560
38,000		*	Taylor Morrison Home Corp. - Class "A"	837,900
132,500		*	TRI Pointe Group, Inc.	1,829,825
25,000			Tupperware Brands Corp.	1,545,500
19,000		*	Visteon Corp.	2,351,630
74,500		*	William Lyon Homes - Class "A"	1,712,755
				39,813,478
			Consumer Staples-3.5%
58,000			B&G Foods, Inc.	1,847,300
52,500		*	Performance Food Group Co.	1,483,125
39,000			Pinnacle Foods, Inc.	2,229,630
36,500			Tootsie Roll Industries, Inc.	1,387,000
64,000		*	U.S. Foods Holding Corp.	1,708,800
				8,655,855
			Energy-2.4%
14,500			Andeavor Logistics, LP	1,495,675
16,500			Delek U.S. Holdings, Inc.	441,045
19,500		*	Dril-Quip, Inc.	860,925
10,000			Energy Select Sector SPDR Fund (ETF)	684,800
101,000		*	Jagged Peak Energy, Inc.	1,379,660
36,000			PBF Energy, Inc. - Class "A"	993,960
				5,856,065
			Financials-20.2%
57,000			AllianceBernstein Holding, LP (MLP)	1,385,100
55,000			American Financial Group, Inc.	5,689,750
16,000			Aspen Insurance Holdings Ltd.	646,400
69,000		*	Atlas Financial Holdings, Inc.	1,304,100
82,000			Berkshire Hills Bancorp, Inc.	3,177,500
56,500			Brown & Brown, Inc.	2,722,735
28,000		*	Capstar Financial Holdings, Inc.	548,240
59,500			Citizens Financial Group, Inc.	2,253,265
38,500		*	FCB Financial Holdings, Inc. - Class "A"	1,859,550
110,500			Financial Select Sector SPDR Fund (ETF)	2,857,530
44,000			Great Western Bancorp, Inc.	1,816,320
70,000		*	Green Bancorp, Inc.	1,655,500
46,000			Guaranty Bancorp	1,278,800
29,000			IBERIABANK Corp.	2,382,350
8,000			iShares Russell 2000 ETF (ETF)	1,185,440
76,000			OceanFirst Financial Corp.	2,089,240
36,000			Prosperity Bancshares, Inc.	2,366,280
22,000			QCR Holdings, Inc.	1,001,000
62,000		*	Seacoast Banking Corp.	1,481,180
32,500			Simmons First National Corp. - Class "A"	1,881,750
51,000			SPDR S&P Regional Banking (ETF)	2,894,760
180,000			Sterling Bancorp	4,437,000
136,500			TCF Financial Corp.	2,325,960
19,500			Waddell & Reed Financial, Inc. - Class "A"	391,365
				49,631,115
			Health Care-10.6%
24,500		*	ANI Pharmaceuticals, Inc.	1,286,005
19,500		*	Cambrex Corp.	1,072,500
59,500		*	Centene Corp.	5,757,815
15,500		*	Charles River Laboratories International, Inc.	1,674,310
41,000			Hill-Rom Holdings, Inc.	3,034,000
13,000		*	ICON, PLC	1,480,440
64,000		*	Integra LifeSciences Holdings Corp.	3,230,720
46,500			PerkinElmer, Inc.	3,207,105
70,000			Phibro Animal Health Corp. - Class "A"	2,593,500
18,600		*	Varex Imaging Corp.	629,424
60,000		*	VWR Corp.	1,986,600
				25,952,419
			Industrials-15.7%
70,500			A.O. Smith Corp.	4,189,815
23,000			Apogee Enterprises, Inc.	1,109,980
39,100		*	Atkore International Group Co.	762,841
36,500			Comfort Systems USA, Inc.	1,303,050
52,000			ESCO Technologies, Inc.	3,117,400
43,500		*	Gardner Denver Holdings, Inc.	1,197,120
22,000			Industrial Select Sector SPDR Fund (ETF)	1,562,000
29,000			ITT, Inc.	1,283,830
15,100			Korn/Ferry International	595,393
41,000			Masco Corp.	1,599,410
139,000		*	NCI Building Systems, Inc.	2,168,400
43,500			Orbital ATK, Inc.	5,792,460
16,500			Owens Corning	1,276,275
22,500		*	Patrick Industries, Inc.	1,892,250
17,000			Regal Beloit Corp.	1,343,000
84,000			Schneider National, Inc. - Class "B"	2,125,200
11,500			Snap-On, Inc.	1,713,615
48,500		*	SPX Corp.	1,422,990
17,000			Standex International Corp.	1,805,400
69,000			Triton International, Ltd.	2,296,320
				38,556,749
			Information Technology-13.4%
62,500		*	ARRIS International, PLC	1,780,625
77,000		*	Autobytel, Inc.	530,530
43,500		*	Axcelis Technologies, Inc.	1,189,725
2,600			Belden, Inc.	209,378
66,000		*	CommScope Holding Co., Inc.	2,191,860
102,000		*	Extreme Networks, Inc.	1,212,780
24,000		*	IAC/InterActiveCorp	2,821,920
16,000			Lam Research Corp.	2,960,640
7,500			LogMeIn, Inc.	825,375
54,500		*	Microsemi Corp.	2,805,660
34,500			MKS Instruments, Inc.	3,258,525
40,500			NetApp, Inc.	1,772,280
54,000		*	Orbotech, Ltd.	2,279,340
60,000		*	Perficient, Inc.	1,180,200
24,600			Silicon Motion Technology Corp. (ADR)	1,181,538
111,000			Travelport Worldwide, Ltd.	1,742,700
28,500			Western Digital Corp.	2,462,400
22,500		*	Zebra Technologies Corp. - Class "A"	2,443,050
				32,848,526
			Materials-9.7%
43,500			AptarGroup, Inc.	3,754,485
36,000		*	Berry Global Group, Inc.	2,039,400
154,000		*	Ferro Corp.	3,434,200
24,500			Greif, Inc.	1,434,230
62,500		*	Louisiana-Pacific Corp.	1,692,500
15,200		*	PQ Group Holdings, Inc.	262,200
24,500			Sealed Air Corp.	1,046,640
22,500			Sensient Technologies Corp.	1,730,700
96,500		*	Summit Materials, Inc. - Class "A"	3,090,895
53,000			Trinseo SA	3,556,300
29,500			WestRock Co.	1,673,535
				23,715,085
			Real Estate-5.1%
89,500			Brixmor Property Group, Inc. (REIT)	1,682,600
74,500			Douglas Emmett, Inc. (REIT)	2,936,790
19,000			Federal Realty Investment Trust (REIT)	2,359,990
64,500			RLJ Lodging Trust (REIT)	1,419,000
72,000			Sunstone Hotel Investors, Inc. (REIT)	1,157,040
69,500			Tanger Factory Outlet Centers, Inc. (REIT)	1,697,190
52,000			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	1,128,400
				12,381,010
			Utilities-2.5%
17,500			Pinnacle West Capital Corp.	1,479,800
43,500			Portland General Electric Co.	1,985,340
15,400			SCANA Corp.	746,746
30,500			WEC Energy Group, Inc.	1,914,790
				6,126,676
Total Value of Common Stocks (cost $171,911,751)				243,536,978
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.3%
$750	M		Federal Home Loan Bank, 1.005%, 10/17/2017 (cost $749,644)	749,694
Total Value of Investments (cost $172,661,395)			99.6%	244,286,672
Other Assets, Less Liabilities			.4	1,082,526
Net Assets			100.0%	$245,369,198

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	MLP	Master Limited Partnership
	REIT	Real Estate Investment Trust

At September 30, 2017, the cost of investments for federal income tax purposes was $172,823,396. Accumulated net unrealized appreciation on investments was $71,463,276 consisting of $77,122,685 gross unrealized appreciation and $5,659,409 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$243,536,978	$-	$-	$243,536,978
Short-Term U.S. Government
Agency Obligations	-	749,694	-	749,694
Total Investments in Securities*	$243,536,978	$749,694	$-	$244,286,672

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2017. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
September 30, 2017

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-59.0%
			Consumer Discretionary-8.6%
6,100			Acushnet Holdings Corp.		$108,336
551			Adient, PLC		46,279
2,800			Aramark Holdings Corp.		113,708
4,800			Big Lots, Inc.		257,136
3,200			BorgWarner, Inc.		163,936
5,550			CBS Corp. - Class "B"		321,900
3,100			Coach, Inc.		124,868
1,500			Delphi Automotive, PLC		147,600
7,100			DSW, Inc. - Class "A"		152,508
3,400			Ford Motor Co.		40,698
2,700			Home Depot, Inc.		441,612
1,400			HSN, Inc.		54,670
3,800			L Brands, Inc.		158,118
850			Lear Corp.		147,118
3,450			Magna International, Inc.		184,161
4,400		*	Michaels Cos., Inc.		94,468
4,258			Newell Brands, Inc.		181,689
2,200			Oxford Industries, Inc.		139,788
1,800			Penske Automotive Group, Inc.		85,626
300			Ross Stores, Inc.		19,371
2,600		*	Select Comfort Corp.		80,730
4,300			Tupperware Brands Corp.		265,826
2,200			Walt Disney Co.		216,854
900			Whirlpool Corp.		165,996
100			Williams-Sonoma, Inc.		4,986
1,850			Wyndham Worldwide Corp.		195,009
					3,912,991
			Consumer Staples-5.7%
7,050			Altria Group, Inc.		447,111
5,200			B&G Foods, Inc.		165,620
5,300			Coca-Cola Co.		238,553
4,300			CVS Health Corp.		349,676
9,513			Koninklijke Ahold Delhaize NV (ADR)		177,608
2,100			Nu Skin Enterprises, Inc.		129,108
2,300			PepsiCo, Inc.		256,289
4,400			Philip Morris International, Inc.		488,444
1,450			Procter & Gamble Co.		131,921
2,250			Wal-Mart Stores, Inc.		175,815
					2,560,145
			Energy-3.5%
1,800			Anadarko Petroleum Corp.		87,930
500			Chevron Corp.		58,750
3,100			ConocoPhillips		155,155
2,400			Devon Energy Corp.		88,104
2,950			ExxonMobil Corp.		241,841
1,400			Hess Corp.		65,646
4,000			Marathon Oil Corp.		54,240
5,700			Marathon Petroleum Corp.		319,656
1,300			Occidental Petroleum Corp.		83,473
1,400			PBF Energy, Inc. - Class "A"		38,654
1,550			Phillips 66		141,995
600			Schlumberger, Ltd.		41,856
5,600			Suncor Energy, Inc.		196,168
					1,573,468
			Financials-9.9%
4,000			American Express Co.		361,840
2,500			American International Group, Inc.		153,475
2,300			Ameriprise Financial, Inc.		341,573
327		*	Brighthouse Financial, Inc.		19,882
1,900			Chubb, Ltd.		270,845
7,700			Citizens Financial Group, Inc.		291,599
800			Comerica, Inc.		61,008
4,750			Discover Financial Services		306,280
8,100			Financial Select Sector SPDR Fund (ETF)		209,466
2,000			Hamilton Lane, Inc. - Class "A"		53,700
2,700			IBERIABANK Corp.		221,805
1,100			iShares Russell 2000 ETF (ETF)		162,998
6,400			JPMorgan Chase & Co.		611,264
3,600			MetLife, Inc.		187,020
700			Morgan Stanley		33,719
2,250			PNC Financial Services Group, Inc.		303,232
3,700			SPDR S&P Regional Banking (ETF)		210,012
7,100			Sterling Bancorp		175,015
5,300			U.S. Bancorp		284,027
4,300			Wells Fargo & Co.		237,145
					4,495,905
			Health Care-9.3%
6,250			Abbott Laboratories		333,500
4,900			AbbVie, Inc.		435,414
200			Allergan, PLC		40,990
2,700		*	AMN Healthcare Services, Inc.		123,390
2,517			Baxter International, Inc.		157,942
1,400		*	Centene Corp.		135,478
2,800			Gilead Sciences, Inc.		226,856
1,250			Hill-Rom Holdings, Inc.		92,500
4,050			Johnson & Johnson		526,540
2,800			Koninklijke Philips NV (ADR)		115,360
118		*	Mallinckrodt, PLC		4,410
1,850			Medtronic, PLC		143,875
4,600			Merck & Co., Inc.		294,538
12,800			Pfizer, Inc.		456,960
4,400			Phibro Animal Health Corp. - Class "A"		163,020
840			Shire, PLC (ADR)		128,638
2,900			Thermo Fisher Scientific, Inc.		548,680
1,850		*	VWR Corp.		61,253
3,700			Zoetis, Inc.		235,912
					4,225,256
			Industrials-6.7%
1,850			3M Co.		388,315
900			Apogee Enterprises, Inc.		43,434
3,300		*	Gardner Denver Holdings, Inc.		90,816
8,050			General Electric Co.		194,649
3,100			Honeywell International, Inc.		439,394
800			Ingersoll-Rand, PLC		71,336
7,415			Johnson Controls International, PLC		298,750
250			Lockheed Martin Corp.		77,572
1,200			ManpowerGroup, Inc.		141,384
4,900			Masco Corp.		191,149
1,000		*	MasTec, Inc.		46,400
1,600			Owens Corning		123,760
6,200			Schneider National, Inc. - Class "A"		156,860
1,100			Snap-On, Inc.		163,911
650			Stanley Black & Decker, Inc.		98,130
8,700		*	Triton International, Ltd.		289,536
2,000			United Technologies Corp.		232,160
					3,047,556
			Information Technology-10.8%
4,600			Apple, Inc.		708,952
4,900			Applied Materials, Inc.		255,241
5,800		*	ARRIS International, PLC		165,242
600			Belden, Inc.		48,318
900			Broadcom, Ltd.		218,286
13,300			Cisco Systems, Inc.		447,279
1,460		*	Dell Technologies, Inc. - Class "V"		112,727
545			DXC Technology Co.		46,805
3,750		*	eBay, Inc.		144,225
1,100		*	FleetCor Technologies, Inc.		170,247
8,600			Intel Corp.		327,488
1,200			Methode Electronics, Inc.		50,820
9,200			Microsoft Corp.		685,308
3,200			NetApp, Inc.		140,032
1,700		*	NXP Semiconductors NV		192,253
5,200			Oracle Corp.		251,420
4,800			QUALCOMM, Inc.		248,832
5,700			Symantec Corp.		187,017
1,100			TE Connectivity, Ltd.		91,366
1,300		*	Tech Data Corp.		115,505
4,100			Travelport Worldwide, Ltd.		64,370
2,700			Western Digital Corp.		233,280
					4,905,013
			Materials-1.4%
4,100			International Paper Co.		232,962
850			Praxair, Inc.		118,779
2,000			RPM International, Inc.		102,680
2,600			Sealed Air Corp.		111,072
1,100			Trinseo SA		73,810
					639,303
			Real Estate-1.1%
10,700			Brixmor Property Group, Inc. (REIT)		201,160
987			Real Estate Select Sector SPDR Fund (ETF)		31,821
5,700			Tanger Factory Outlet Centers, Inc. (REIT)		139,194
5,500			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		119,350
					491,525
			Telecommunication Services-1.4%
7,450			AT&T, Inc.		291,816
6,300			Verizon Communications, Inc.		311,787
					603,603
			Utilities-.6%
6,600			Exelon Corp.		248,622
1,100			NiSource, Inc.		28,149
					276,771
Total Value of Common Stocks (cost $21,716,176)					26,731,536
			CORPORATE BONDS-21.4%
			Aerospace/Defense-.7%
$300	M		Rockwell Collins, Inc., 3.2%, 3/15/2024		305,984
			Automotive-.2%
100	M		O'Reilly Automotive, Inc., 3.55%, 3/15/2026		100,410
			Chemicals-.9%
100	M		Agrium, Inc., 3.375%, 3/15/2025		100,769
100	M		Dow Chemical Co., 3.5%, 10/1/2024		103,287
200	M		LYB International Finance Co. BV, 3.5%, 3/2/2027		199,323
					403,379
			Consumer Non-Durables-.5%
200	M		Newell Brands, Inc., 4.2%, 4/1/2026		210,828
			Energy-1.4%
200	M		BP Capital Markets, PLC, 3.216%, 11/28/2023		205,048
100	M		Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	108,306
100	M		DCP Midstream Operating, LP, 2.5%, 12/1/2017		100,073
100	M		Enbridge Energy Partners, LP, 4.2%, 9/15/2021		104,601
100	M		Valero Energy Corp., 9.375%, 3/15/2019		110,136
					628,164
			Financial Services-2.6%
100	M		American Express Co., 7%, 3/19/2018		102,505
100	M		American International Group, Inc., 3.75%, 7/10/2025		103,439
100	M		Ameriprise Financial, Inc., 5.3%, 3/15/2020		107,551
100	M		Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024		109,120
100	M		BlackRock, Inc., 5%, 12/10/2019		106,730
			ERAC USA Finance, LLC:
100	M		4.5%, 8/16/2021	(a)	106,836
100	M		3.3%, 10/15/2022	(a)	102,616
100	M		Ford Motor Credit Co., LLC, 8.125%, 1/15/2020		112,689
100	M		Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	109,311
100	M		Prudential Financial, Inc., 7.375%, 6/15/2019		109,097
100	M		State Street Corp., 3.55%, 8/18/2025		104,473
					1,174,367
			Financials-4.6%
			Bank of America Corp.:
100	M		5%, 5/13/2021		108,900
200	M		4.1%, 7/24/2023		213,238
100	M		Barclays Bank, PLC, 5.125%, 1/8/2020		106,420
100	M		Capital One Financial Corp., 3.75%, 4/24/2024		103,417
			Citigroup, Inc.:
100	M		6.125%, 11/21/2017		100,600
100	M		4.5%, 1/14/2022		107,680
100	M		Deutsche Bank AG, 3.7%, 5/30/2024		101,592
100	M		Goldman Sachs Group, Inc., 3.625%, 1/22/2023		103,736
200	M		HSBC Holdings, PLC, 2.65%, 1/5/2022		200,856
			JPMorgan Chase & Co.:
100	M		6%, 1/15/2018		101,277
100	M		4.5%, 1/24/2022		108,415
100	M		3.54%, 5/1/2028		101,034
			Morgan Stanley:
200	M		5.5%, 7/28/2021		222,040
100	M		4%, 7/23/2025		105,533
100	M		U.S. Bancorp, 3.6%, 9/11/2024		104,119
200	M		UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028	(a)	210,211
					2,099,068
			Food/Beverage/Tobacco-.5%
			Anheuser-Busch InBev Finance, Inc.:
100	M		3.65%, 2/1/2026		103,632
100	M		4.9%, 2/1/2046		113,407
					217,039
			Food/Drug-.5%
200	M		CVS Health Corp., 3.875%, 7/20/2025		208,944
			Forest Products/Containers-.2%
100	M		Rock-Tenn Co., 4.9%, 3/1/2022		108,895
			Healthcare-.7%
100	M		Biogen, Inc., 6.875%, 3/1/2018		102,150
100	M		Express Scripts Holding Co., 4.75%, 11/15/2021		108,599
100	M		Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		104,087
					314,836
			Higher Education-.2%
100	M		Yale University, 2.086%, 4/15/2019		100,752
			Information Technology-1.2%
100	M		Apple, Inc., 2.5%, 2/9/2025		98,461
200	M		Diamond 1 Finance Corp., 4.42%, 6/15/2021	(a)	210,158
150	M		Oracle Corp., 2.4%, 9/15/2023		149,274
100	M		Visa, Inc., 3.15%, 12/14/2025		102,558
					560,451
			Manufacturing-.2%
100	M		Johnson Controls International, PLC, 5%, 3/30/2020		106,554
			Media-Broadcasting-.2%
100	M		Comcast Corp., 5.15%, 3/1/2020		107,711
			Media-Diversified-.2%
100	M		Time Warner, Inc., 3.6%, 7/15/2025		100,522
			Metals/Mining-.2%
100	M		Newmont Mining Corp., 5.125%, 10/1/2019		105,282
			Real Estate-2.5%
200	M		Alexandria Real Estate Equities, Inc., 3.95%, 1/15/2028		204,117
100	M		ERP Operating, LP, 3.375%, 6/1/2025		102,259
200	M		Essex Portfolio, LP, 3.875%, 5/1/2024		208,235
100	M		HCP, Inc., 4.25%, 11/15/2023		106,267
100	M		Prologis, LP, 3.35%, 2/1/2021		103,612
200	M		Tanger Properties, LP, 3.125%, 9/1/2026		188,244
100	M		Ventas Realty, LP, 4.75%, 6/1/2021		107,061
100	M		Welltower, Inc., 4%, 6/1/2025		104,419
					1,124,214
			Retail-General Merchandise-.5%
100	M		Amazon.com, Inc., 4.8%, 12/5/2034		113,606
100	M		Home Depot, Inc., 5.875%, 12/16/2036		130,135
					243,741
			Telecommunications-.7%
			AT&T, Inc.:
100	M		3.8%, 3/15/2022		104,273
200	M		4.25%, 3/1/2027		206,245
					310,518
			Transportation-1.0%
100	M		Burlington Northern Santa Fe, LLC, 5.15%, 9/1/2043		119,263
100	M		Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)	109,013
			Southwest Airlines Co.:
100	M		2.65%, 11/5/2020		101,409
100	M		3%, 11/15/2026		97,866
					427,551
			Utilities-1.7%
100	M		Duke Energy Progress, Inc., 4.15%, 12/1/2044		106,924
100	M		Electricite de France SA, 3.625%, 10/13/2025	(a)	102,890
100	M		Entergy Arkansas, Inc., 4.95%, 12/15/2044		103,977
100	M		Ohio Power Co., 5.375%, 10/1/2021		111,344
100	M		Oklahoma Gas & Electric Co., 4%, 12/15/2044		100,406
100	M		Sempra Energy, 9.8%, 2/15/2019		110,285
100	M		South Carolina Electric & Gas Co., 5.45%, 2/1/2041		117,953
					753,779
Total Value of Corporate Bonds (cost $9,830,277)					9,712,989
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-5.4%
			Fannie Mae-4.7%
44	M		2.5%, 7/1/2031		44,668
184	M		3%, 6/1/2030 - 11/1/2030		189,784
586	M		3.5%, 11/1/2028 - 11/1/2046		608,792
962	M		4%, 7/1/2041 - 3/1/2047		1,015,643
171	M		4.5%, 8/1/2041 - 1/1/2047		183,945
85	M		5%, 3/1/2042		92,879
					2,135,711
			Freddie Mac-.7%
69	M		3.5%, 7/1/2044		71,370
76	M		4%, 7/1/2044 - 4/1/2045		80,209
142	M		4.5%, 12/1/2043		153,858
					305,437
Total Value of Residential Mortgage-Backed Securities (cost $2,454,738)					2,441,148
			U.S. GOVERNMENT OBLIGATIONS-3.2%
100	M		U.S. Treasury Bonds, 3.125%, 8/15/2044		105,523
			U.S. Treasury Notes:
600	M		0.375%, 1/15/2027 (TIPS)		601,107
300	M		1.1228%, 4/30/2019	+	300,219
250	M		1.1928%, 1/31/2019	+	250,435
200	M		2.375%, 5/15/2027		200,863
Total Value of U.S. Government Obligations (cost $1,464,099)					1,458,147
			TAXABLE MUNICIPAL BONDS-.5%
75	M		Katy, TX Indpt. Sch. Dist. GO, 5%, 2/15/2042		88,051
150	M		New York, NY, GO, 2.9%, 10/1/2027	(b)	148,993
Total Value of Taxable Municipal Bonds (cost $237,646)					237,044
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-7.2%
			Federal Home Loan Bank:
500	M		1.045%, 10/17/2017		499,796
500	M		1.015%, 10/19/2017		499,769
500	M		1.02%, 10/20/2017		499,755
500	M		1.02%, 10/30/2017		499,619
1,250	M		1.025%, 11/9/2017		1,248,694
Total Value of Short-Term U.S. Government Agency Obligations (cost $3,247,351)					3,247,633
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-1.1%
500	M		U.S. Treasury Bills, 0.935%, 10/26/2017 (cost $499,662)		499,689
			SHORT-TERM CORPORATE NOTES-1.1%
			Information Technology
500	M		Microsoft Corp., 1.21%, 11/7/2017 (cost $499,360)	(c)	499,398
Total Value of Investments (cost $39,949,309)			98.9%		44,827,584
Other Assets, Less Liabilities			1.1		510,860
Net Assets			100.0%		$45,338,444

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2017, the Fund held eight 144A securities with an aggregate value of $1,059,341 representing 2.3% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(c)	Security exempt from registration under Section 4(2) of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2017, the Fund held one Section 4(2) security with a value of $148,993 representing .3% of the Fund's net assets.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at September 30, 2017.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	GO	General Obligation
	REIT	Real Estate Investment Trust
	TIPS	Treasury Inflation-Protected Securities

At September 30, 2017, the cost of investments for federal income tax purposes was $39,951,226. Accumulated net unrealized appreciation on investments was $4,876,358, consisting of $5,846,715 gross unrealized appreciation and $970,357 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$26,731,536	$-	$-	$26,731,536
Corporate Bonds	-	9,712,989	-	9,712,989
Residential
Mortgage-Backed Securities	-	2,441,148	-	2,441,148
U.S. Government Obligations	-	1,458,147	-	1,458,147
Taxable Municipal Bonds	-	237,044	-	237,044
Short-Term U.S. Government
Agency Obligations	-	3,247,633	-	3,247,633
Short-Term U.S. Government
Obligations	-	499,689	-	499,689
Short-Term Corporate Notes	-	499,398	-	499,398
Total Investments in Securities*	$26,731,536	$18,096,048	$-	$44,827,584

*The Portfolio of Investments provides information on the industry categorization for common stocks, corporate bonds and residential mortgage-backed securities.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2017. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities or an authorized pricing service. Fixed income securities, other than short-term debt securities held by the Government Cash Management Fund, are priced based upon valuations that are provided by a pricing service. Other securities may also be priced based upon valuations that are provided by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc.'s ("FIMCO") decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or are deemed to be unreliable or do not appear to reflect significant events that have occurred prior to the time as of which the net asset value is calculated, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use evaluated prices from a pricing service to fair value foreign equity securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currencies are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At September 30, 2017, the Fund For Income held two securities that were fair valued at an aggregate value of $475,000 representing .4% of the Fund's net assets.

The Government Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate, covered, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates, loan participations and short-term notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost by the Government Cash Management Fund are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of September 30, 2017, is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Derivatives - Some of the Funds may invest in various derivatives. A derivative is a financial instrument which has a value that is based on - or "derived from" - the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward- commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the over-the-counter market ("OTC"). The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if FIMCO, or a Fund's subadviser, as applicable, does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is relatively illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds' interest. The Funds bear the risk that FIMCO will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If FIMCO attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund.

The following provides more information on specific types of derivatives and activity in the Funds. The use of derivative instruments by the Funds for the period ended September 30, 2017 was related to the use of written and purchased options and interest rate futures contracts, as described further below.

Options Contracts - Some of the Funds may write covered call options on securities, derivative instruments, or currencies the Fund owns or in which it may invest. Writing call options tends to decrease a Fund's exposure to the underlying instrument. When a Fund writes a call, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

At September 30, 2017, the Covered Call Strategy Fund and Equity Income Fund had investments in options contracts, which are listed in its Portfolio of Investments.

Interest Rate Futures Contracts - The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund's portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker through which the transaction is affected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin."

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds' investment adviser, FIMCO, or a Fund's subadviser, as applicable, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO's, or a Fund's subadviser's, if applicable, prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

At September 30, 2017, the Balanced Income Fund had investments in interest rate futures contracts, which are listed in its Portfolios of Investments.

Conversion of Cash Management Fund to Government Cash Management Fund-Effective October 3, 2016, the name of the First Investors Life Series Cash Management Fund changed to the First Investors Life Series Government Cash Management Fund and the Fund converted to a "government money market fund" as defined in Rule 2a-7 under the Investment Company Act of 1940. As a government money market fund, the Fund has a policy to invest at least 99.5% of its total assets in U.S. Government Securities, cash and/or repurchase agreements that are collateralized fully by cash and/or U.S. Government Securities. In addition, the Fund has a policy to invest, under normal circumstances, at least 80% of its net assets, including any borrowings for investment purposes, in U.S. Government Securities and repurchase agreements collateralized fully by cash or U.S. Government Securities.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended)

are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By: /s/ Clark D. Wagner

Clark D. Wagner

President and Principal Executive Officer

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Life Series Funds

By: /s/ Clark D. Wagner

Clark D. Wagner

President and Principal Executive Officer

By: /s/ Joseph I. Benedek

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: November 28, 2017